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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01829

Columbia Acorn Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments.

Columbia Acorn Fund

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
Equities: 96.2%
Information 26.7%
	> Business Software 6.6%
2,550,000	Ansys (a) Simulation Software for Engineers & Designers	$187,170
5,000,000	Informatica (a) Enterprise Data Integration Software	174,050
2,700,000	Micros Systems (a) Information Systems for Hotels, Restaurants & Retailers	132,624
5,450,000	Hexagon (Sweden) Design, Measurement & Visualization Software & Equipment	116,819
1,400,000	Concur Technologies (a) Web-enabled Cost & Expense Management Software	103,222
700,000	NetSuite (a) End-to-end IT Systems Solutions Delivered Over the Web	44,660
1,450,000	TIBCO (a) Datacenter Software	43,833
2,350,000	Quality Systems IT Systems for Medical Groups & Ambulatory Care Centers	43,593
925,000	Kenexa (a) Recruiting & Workforce Management Solutions	42,393
700,000	Red Hat (a) Maintenance & Support for Opensource Operating System & Middleware	39,858
900,000	Tyler Technologies (a) Financial, Tax, Court & Document Management Systems for Local Governments	39,618
900,000	SPS Commerce (a)(b) Supply Chain Management Software Delivered via the Web	34,623
750,000	Jack Henry & Associates IT Systems & Outsourced IT Solutions for Financial Institutions	28,425
2,700,000	Velti (a)(c) Mobile Marketing Software Platform	22,599
1,200,000	Constant Contact (a) Email & Other Marketing Campaign Management Systems Delivered Over Web	20,880
2,000,000	SABA (a)(b) Learning Management Systems	19,980
2,110,000	InContact (a) Call Center Systems Delivered Via the Web & Telco Services	13,757
300,000	Ariba (a) Cost Management Software	13,440
414,204	DemandWare (a)(c) eCommerce Website Solutions for Retailers & Apparel Manufacturers	13,151
900,000	Active Network (a) Web-delivered Software Solution for Managing Events & Activities	11,277
368,889	Blackbaud Software & Services for Non-profits	8,824
130,881	Eloqua (a) Marketing Automation Software	2,585
55,000	Solera Holdings Software for Automotive Insurance Claims Processing	2,413
141,923	BazaarVoice (a) Platform for Managing Consumer Interaction Via the Web	2,150
102,593	Exa (a) Simulation Software	1,113
		1,163,057
	> Instrumentation 3.0%
1,600,000	Mettler-Toledo International (a)(b) Laboratory Equipment	273,184
2,780,000	IPG Photonics (a)(b)(c) Fiber Lasers	159,294
2,035,000	Trimble Navigation (a) GPS-based Instruments	96,988
		529,466
	> Mobile Communications 2.9%
4,465,000	Crown Castle International (a) Communications Towers	286,206
3,400,000	SBA Communications (a) Communications Towers	213,860
1,200,000	Globalstar (a) Satellite Mobile Voice & Data Carrier	552
		500,618
	> Computer Hardware & Related Equipment 2.6%
3,415,000	Amphenol Electronic Connectors	201,075
4,550,000	II-VI (a)(b) Laser Optics & Specialty Materials	86,541
1,365,000	Zebra Technologies (a) Bar Code Printers	51,242
900,000	Netgear (a) Networking Products for Small Business & Home	34,326
800,000	NICE Systems - ADR (Israel) (a) Audio & Video Recording Solutions	26,576
480,000	Stratasys (a)(c) Rapid Prototyping Systems	26,112
250,000	Gemalto (France) Digital Security Solutions	21,991
		447,863
	> Semiconductors & Related Equipment 1.9%
11,562,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	60,816
7,932,000	ON Semiconductor (a) Mixed Signal & Power Management Semiconductors	48,940
2,160,000	Microsemi (a) Analog/Mixed Signal Semiconductors	43,351
5,000,000	Entegris (a) Semiconductor Materials Management Products	40,650
420,000	Littelfuse Little Fuses	23,747

Number of Shares		Value (000)
	> Semiconductors & Related Equipment—continued
1,165,000	Monolithic Power Systems (a) High Performance Analog & Mixed Signal Integrated Circuits	$23,009
400,000	Hittite Microwave (a) Radio Frequency, Microwave & Millimeterwave Semiconductors	22,188
615,000	Ultratech (a) Semiconductor Equipment	19,299
1,900,000	IXYS (a)(b) Power Semiconductors	18,848
1,765,000	Pericom Semiconductor (a)(b) Interface Integrated Circuits & Frequency Control Products	15,329
560,000	Cree (a)(c) LED Lighting, Components & Chips	14,297
2,290,000	TriQuint Semiconductor (a) Radio Frequency Semiconductors	11,564
		342,038
	> Telephone & Data Services 1.9%
9,500,000	tw telecom (a)(b) Fiber Optic Telephone/Data Services	247,665
2,200,000	Cogent Communications Internet Data Pipelines	50,578
1,860,682	Boingo Wireless (a)(b) Wholesale & Retail WiFi Networks	14,774
1,500,000	General Communications (a) Commercial Communications & Consumer Cable TV, Web & Phone in Alaska	14,700
		327,717
	> Computer Services 1.4%
3,400,000	iGATE (a)(b) IT & Business Process Outsourcing Services	61,778
1,618,000	ExlService Holdings (a)(b) Business Process Outsourcing	47,731
680,000	Syntel Offshore IT Services	42,439
2,125,000	Virtusa (a)(b) Offshore IT Outsourcing	37,761
1,705,000	Genpact Business Process Outsourcing	28,439
3,849,207	Hackett Group (a)(b) IT Integration & Best Practice Research	16,090
1,491,353	WNS - ADR (India) (a) Offshore BPO (Business Process Outsourcing) Services	15,272
		249,510
	> Gaming Equipment & Services 1.2%
3,725,000	Bally Technologies (a)(b) Slot Machines & Software	183,978
1,530,000	WMS Industries (a) Slot Machine Provider	25,061
		209,039
	> Internet Related 1.0%
450,000	Equinix (a) Network Neutral Data Centers	92,722
1,325,000	TripAdvisor (a) Online Travel Research	43,632
727,000	Yandex (Russia) (a) Search Engine for Russian & Turkish Languages	17,528
222,400	NetEase.com - ADR (China) (a) Chinese Online Gaming Services	12,486
900,000	Angie’s List (a)(c) Consumer Subscription & Internet Advertising	9,522
106,700	Trulia (a) Real Estate Broker Subscription & Advertising	2,286
		178,176
	> Business Information & Marketing Services 0.8%
1,900,000	Verisk Analytics (a) Risk & Decision Analytics	90,459
3,500,000	Navigant Consulting (a)(b) Financial Consulting Firm	38,675
505,000	RPX (a) Patent Aggregation & Defensive Patent Consulting	5,661
		134,795
	> Telecommunications Equipment 0.7%
640,000	F5 Networks (a) Internet Traffic Management Equipment	67,008
1,730,000	Ixia (a) Telecom Network Test Equipment	27,801
1,675,000	Finisar (a) Optical Subsystems & Components	23,953
1,925,000	Infinera (a)(c) Optical Networking Equipment	10,549
		129,311
	> CATV 0.7%
900,000	Discovery Series C (a) Cable TV Programming	50,436
800,000	Liberty Global Series A (a) Cable TV Franchises Outside the U.S.	48,600
18,000	Jupiter Telecommunications (Japan) Largest Cable Service Provider in Japan	18,268
		117,304
	> Financial Processors 0.6%
1,700,000	Global Payments Credit Card Processor	71,111
5,000,000	Singapore Exchange (Singapore) Singapore Equity & Derivatives Market Operator	28,418
100,000	Liquidity Services (a) E-auctions for Surplus & Salvage Goods	5,021
		104,550
	> Electronics Distribution 0.5%
3,125,000	Avnet (a) Electronic Components Distribution	90,906
		90,906

Number of Shares		Value (000)
	> Advertising 0.4%
1,700,000	Lamar Advertising (a) Outdoor Advertising	$63,002
		63,002
	> Contract Manufacturing 0.4%
3,800,000	Sanmina-SCI (a) Electronic Manufacturing Services	32,262
960,000	Plexus (a) Electronic Manufacturing Services	29,078
		61,340
	> Entertainment Programming 0.1%
1,100,000	IMAX (Canada) (a)(c) IMAX Movies, Theatre Equipment & Theatre Joint Ventures	21,901
		21,901
	> TV Broadcasting —%
1,750,000	Gray Television (a) Mid-market Affiliated TV Stations	3,990
2,500,000	Entravision Communications Spanish Language TV & Radio Stations	3,350
		7,340
	> Consumer Software —%
273,500	Carbonite (a)(c) Online Data Storage	1,917
		1,917
Information: Total		4,679,850

Industrial Goods & Services 19.0%
	> Machinery 11.4%
10,125,000	Ametek Aerospace/Industrial Instruments	358,931
8,400,000	Donaldson (b) Industrial Air Filtration	291,564
3,125,000	Nordson Dispensing Systems for Adhesives & Coatings	183,187
3,725,000	Kennametal Consumable Cutting Tools	138,123
1,800,000	Pall Life Science, Water & Industrial Filtration	114,282
3,000,000	Moog (a)(b) Motion Control Products for Aerospace, Defense & Industrial Markets	113,610
2,213,551	Clarcor Mobile Equipment & Industrial Filters	98,791
3,063,000	HEICO (b) FAA Approved Aircraft Replacement Parts	93,452
2,200,000	ESCO Technologies (b) Automatic Electric Meter Readers	85,470
2,675,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	73,375
1,610,000	Toro Turf Maintenance Equipment	64,046
2,725,000	Generac Standby Power Generators	62,375
435,000	Valmont Industries Center Pivot Irrigation Systems & Utility Poles	57,203
1,250,000	Pentair (c) Pumps & Water Treatment	55,638
1,557,553	Polypore International (a)(c) Battery Separators & Filtration Media	55,059
950,000	WABCO Holdings (a) Truck & Bus Component Supplier	54,787
600,000	Wabtec Freight & Transit Component Supplier	48,174
400,000	Neopost (France) Postage Meter Machines	22,087
170,000	Middleby (a) Manufacturer of Cooking Equipment	19,659
10,000,000	Marel (Iceland) Largest Manufacturer of Poultry & Fish Processing Equipment	10,863
1,000,000	Spartan Motors Specialty Truck & Chassis Manufacturer	5,000
		2,005,676
	> Industrial Materials & Specialty Chemicals 2.3%
1,520,000	FMC Corporation Niche Specialty Chemicals	84,177
1,580,000	Albemarle Refinery Catalysts & Other Specialty Chemicals	83,234
800,000	Ashland Diversified Chemicals Company	57,280
1,880,000	Drew Industries (a)(b) RV & Manufactured Home Components	56,795
1,525,000	Novozymes (Denmark) Industrial Enzymes	42,032
673,000	Sociedad Quimica y Minera de Chile - ADR (Chile) Producer of Specialty Fertilizers, Lithium & Iodine	41,484
2,218,700	Kansai Paint (Japan) (c) Paint Producer in Japan, India, China & Southeast Asia	24,590
600,000	Albany International Paper Machine Clothing & Composites for Aerospace	13,182
200,000	Silgan Holdings Metal & Plastic Packaging	8,702
		411,476
	> Other Industrial Services 1.6%
2,900,000	Expeditors International of Washington International Freight Forwarder	105,444
2,700,000	LKQ (a) Alternative Auto Parts Distribution	49,950
1,400,000	Forward Air Freight Transportation Between Airports	42,574
1,300,000	Imtech (Netherlands) Electromechanical & Information Communications Technology Installation & Maintenance	34,313
1,600,000	Mobile Mini (a) Portable Storage Units Leasing	26,736
1,505,246	Acorn Energy (b)(c) Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring	13,427

Number of Shares		Value (000)
	> Other Industrial Services—continued
500,000	UTI Worldwide Freight Forwarding & Logistics	$6,735
		279,179
	> Construction 1.3%
2,850,000	Chicago Bridge & Iron Engineering & Construction for Liquefied Natural Gas & Petrochemicals	108,556
66,000	NVR (a) D.C. Homebuilder	55,737
1,350,000	Fortune Brands Home & Security (a) Home Building Supplies & Small Locks	36,464
1,800,000	Mills Estruturas e Servicos de Engenharia (Brazil) Civil Engineering & Construction	25,820
		226,577
	> Electrical Components 0.8%
1,765,000	Acuity Brands Commercial Lighting Fixtures	111,707
1,500,000	Ushio (Japan) Industrial Light Sources	17,993
351,000	Saft (France) Niche Battery Manufacturer	8,130
		137,830
	> Outsourcing Services 0.7%
2,800,000	Quanta Services (a) Electrical & Telecom Construction Services	69,160
1,546,000	Insperity (b) Professional Employer Organization	39,006
600,000	GP Strategies (a) Outsourced Training Services	11,592
		119,758
	> Waste Management 0.5%
2,050,000	Waste Connections Solid Waste Management	62,013
560,000	Clean Harbors (a) Hazardous Waste Services & Disposal	27,356
		89,369
	> Conglomerates 0.2%
2,472,255	Aalberts Industries (Netherlands) Flow Control & Heat Treatment	44,382
		44,382
	> Steel 0.1%
2,221,812	GrafTech International (a) Industrial Graphite Materials Producer	19,974
		19,974
	> Industrial Distribution 0.1%
157,843	WESCO International (a) Industrial Distribution	9,029
		9,029
Industrial Goods & Services: Total		3,343,250

Consumer Goods & Services 15.7%
	> Retail 4.8%
4,505,000	lululemon athletica (a) Premium Active Apparel Retailer	333,100
6,600,000	Pier 1 Imports (b) Home Furnishing Retailer	123,684
2,601,000	Abercrombie & Fitch Teen Apparel Retailer	88,226
2,835,000	Shutterfly (a)(b) Internet Photo-centric Retailer	88,225
4,425,000	Saks (a)(c) Luxury Department Store Retailer	45,622
527,845	Fossil (a) Watch Designer & Retailer	44,708
525,000	DSW Branded Footwear Retailer	35,028
1,575,000	American Eagle Outfitters Teen Apparel Retailer	33,201
415,000	Williams-Sonoma Home Goods & Furnishing Retailer	18,248
971,500	Teavana (a)(c) Specialty Tea Retailer	12,668
388,220	Massmart Holdings (South Africa) General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	7,785
1,371,366	Gaiam (a)(b) Healthy Living Catalogs & E-Commerce, Non-theatrical Media	4,786
66,000	The Fresh Market (a) Specialty Food Retailer	3,959
		839,240
	> Apparel 2.4%
1,660,000	PVH Apparel Wholesaler & Retailer	155,575
2,100,000	Coach Designer & Retailer of Branded Leather Accessories	117,642
1,460,000	Warnaco Group (a) Global Branded Apparel Manufacturer	75,774
1,310,000	Deckers Outdoor (a)(c) Fashion Footwear Wholesaler	47,998
600,000	Steven Madden (a) Wholesaler/Retailer of Fashion Footwear	26,232
182,866	True Religion Apparel Premium Denim	3,901
		427,122
	> Travel 2.2%
1,430,000	Vail Resorts Ski Resort Operator & Developer	82,439
1,225,000	Expedia Online Travel Services Company	70,854
4,400,000	Avis Budget Group (a) Second Largest Car Rental Company	67,672
3,750,000	Hertz (a) Largest U.S. Rental Car Operator	51,488
1,600,000	HomeAway (a)(c) Vacation Rental Online Marketplace	37,520
1,100,000	Choice Hotels Franchisor of Budget Hotel Brands	35,189
2,000,000	Localiza Rent A Car (Brazil) Car Rental	34,648
		379,810

Number of Shares		Value (000)
	> Consumer Goods Distribution 1.1%
2,305,000	GNC Holdings Specialty Retailer of Health & Wellness Products	$89,826
2,015,000	Pool Distributor of Swimming Pool Supplies & Equipment	83,784
625,000	United Stationers Wholesale Distributor of Business Products	16,262
		189,872
	> Food & Beverage 1.0%
1,700,000	Monster Beverage (a) Alternative Beverages	92,072
32,000,000	Olam International (Singapore) Agriculture Supply Chain Manager	53,083
1,800,000	Arcos Dorados (Brazil) McDonald’s Master Franchise for Latin America	27,774
45,500	Annie’s (a)(c) Developer & Marketer of Natural & Organic Food	2,040
1,665,270	GLG Life Tech (Canada) (a)(b)(d) Produce an All-natural Sweetener Extracted from the Stevia Plant	227
		175,196
	> Casinos & Gaming 0.8%
3,950,000	Pinnacle Entertainment (a)(b) Regional Casino Operator	48,388
3,000,000	Melco Crown Entertainment - ADR (Hong Kong) (a) Macau Casino Operator	40,440
850,000	Penn National Gaming (a) Regional Casino Operator	36,635
12,000,000	MGM China Holdings (Hong Kong) Macau Casino Operator	20,611
		146,074
	> Other Consumer Services 0.8%
2,190,000	Lifetime Fitness (a)(b) Sport & Fitness Club Operator	100,171
17,000,000	Lifestyle International (Hong Kong) Mid- to High-end Department Store Operator in Hong Kong & China	35,041
1,062,500	Move (a) Real Estate Internet Websites	9,159
450,000	IFM Investments (Century 21 China RE) - ADR (China) (a) Provide Real Estate Services in China	832
		145,203
	> Furniture & Textiles 0.8%
4,200,000	Knoll (b) Office Furniture	58,590
2,250,000	Herman Miller Office Furniture	43,740
2,325,000	Interface Modular Carpet	30,713
215,000	Caesarstone (Israel) (a) Quartz Countertops	3,032
		136,075
	> Other Durable Goods 0.7%
1,500,000	Jarden Branded Household Products	79,260
850,000	Tesla Motors (a)(c) Design, Manufacture & Sell High Performance Electric Vehicles	24,888
460,000	Cavco Industries (a)(b) Manufactured Homes	21,109
		125,257
	> Restaurants 0.4%
2,000,000	AFC Enterprises (a)(b) Popeye’s Restaurants	49,200
450,000	Cheesecake Factory Casual Dining Restaurants	16,088
675,000	Bravo Brio Restaurant Group (a) Upscale Casual Italian Restaurants	9,821
		75,109
	> Nondurables 0.3%
1,600,000	Helen of Troy (a)(b) Personal Care, Housewares, Healthcare & Home Environment Products	50,928
		50,928
	> Educational Services 0.3%
500,000	ITT Educational Services (a)(c) Post-secondary Degree Services	16,115
600,000	DeVry (c) Post-secondary Degree Services	13,656
800,000	New Oriental Education & Technology - ADR (China) (c) Education Service Provider	13,336
2,000,000	Voyager Learning - Contingent Value Rights (a)(d)(e) Education Services for the K-12 Market	220
		43,327
	> Leisure Products 0.1%
1,290,000	Skullcandy (a)(c) Lifestyle Branded Headphones	17,738
		17,738
	> Other Entertainment —%
265,000	CTS Eventim (Germany) Event Ticket Sales	7,878
		7,878
Consumer Goods & Services: Total		2,758,829

Finance 10.9%
	> Banks 4.3%
2,638,000	BOK Financial Tulsa-based Southwest Bank	155,906
6,956,800	Associated Banc-Corp Midwest Bank	91,621
2,337,313	Hancock Holding Gulf Coast Bank	72,340
1,348,000	City National Bank & Asset Manager	69,435
985,000	SVB Financial Group (a) Bank to Venture Capitalists	59,553

Number of Shares		Value (000)
	> Banks—continued
2,860,000	MB Financial (b) Chicago Bank	$56,485
5,323,500	Valley National Bancorp New Jersey/New York Bank	53,341
3,000,000	CVB Financial Inland Empire Business Bank	35,820
2,200,000	TCF Financial Great Lakes Bank	26,268
1,350,000	TriCo Bancshares (b) California Central Valley Bank	22,315
1,121,188	Sandy Spring Bancorp Baltimore, D.C. Bank	21,583
4,299,507	First Busey Illinois Bank	20,982
550,000	Wintrust Financial Chicago & Milwaukee Full Service Bank	20,663
2,500,000	First Commonwealth Western Pennsylvania Bank	17,625
811,295	Hudson Valley Metro New York City Bank	13,833
2,136,500	TrustCo Bank New York State Bank	12,221
705,072	Eagle Bancorp (a) Metro D.C. Bank	11,789
104,023	Pacific Continental Bank Pacific Northwest Bank	929
		762,709
	> Insurance 2.4%
8,900,000	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	85,885
833,000	Allied World Holdings Commerical Lines Insurance/Reinsurance	64,349
2,764,000	Tower Group (b) Commercial & Personal Lines Insurance	53,594
1,120,000	The Hanover Insurance Group Commercial & Personal Lines Insurance	41,731
2,050,000	Selective Insurance Group Commercial & Personal Lines Insurance	38,930
1,100,000	HCC Insurance Holdings Specialty Insurance	37,279
832,000	Willis Group Insurance Broker	30,717
925,000	Kemper Multi-line Insurance	28,407
250,000	Enstar Group (a) Insurance/Reinsurance & Related Services	24,913
900,000	Brown & Brown Insurance Broker	23,463
		429,268
	> Brokerage & Money Management 1.5%
6,654,000	SEI Investments Mutual Fund Administration & Investment Management	142,728
4,036,000	Eaton Vance Specialty Mutual Funds	116,883
1,000,000	Artio Global Investors (c) International Asset Manager	2,980
		262,591
	> Finance Companies 1.5%
1,285,000	World Acceptance (a)(b) Personal Loans	86,673
2,150,000	McGrath Rentcorp (b) Temporary Space & IT Rentals	56,093
3,400,000	H & E Equipment Services (b) Heavy Equipment Leasing	41,208
1,091,000	Marlin Business Services (b) Small Equipment Leasing	23,140
1,123,400	CAI International (a)(b) International Container Leasing	23,052
450,000	Onex Capital (Canada) Private Equity	17,760
228,500	Textainer Group Holdings Top International Container Leasor	6,981
333,191	Regional Management (a) Consumer Loans	5,748
		260,655
	> Credit Cards 0.6%
550,000	Alliance Data Systems (a) Diversified Credit Card Provider	78,072
350,000	Wright Express (a) Pay Card Processor	24,402
		102,474
	> Diversified Financial Companies 0.4%
2,820,000	Leucadia National Holding Company	64,155
		64,155
	> Savings & Loans 0.2%
400,000	Financial Engines (a) Asset Management for 401k Plans	9,532
1,010,000	Provident New York Bancorp New York State Thrift	9,504
470,000	ViewPoint Financial Texas Thrift	9,010
452,146	Kaiser Federal (b) Los Angeles Savings & Loan	6,823
65,991	Berkshire Hills Bancorp Northeast Thrift	1,510
		36,379
Finance: Total		1,918,231

Health Care 9.3%
	> Biotechnology & Drug Delivery 5.0%
6,153,000	Seattle Genetics (a)(b)(c) Antibody-based Therapies for Cancer	165,823
3,875,000	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	156,046
1,215,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	138,996
3,600,000	ARIAD Pharmaceuticals (a) Biotech Focused on Cancer	87,210
3,250,000	Auxilium Pharmaceuticals (a)(b) Biotech Focused on Niche Disease Areas	79,495
870,000	Onyx Pharmaceuticals (a) Commercial-stage Biotech Focused on Cancer	73,515

Number of Shares		Value (000)
	> Biotechnology & Drug Delivery—continued
6,000,000	NPS Pharmaceuticals (a)(b) Orphan Drugs & Healthy Royalties	$55,500
3,430,000	Isis Pharmaceuticals (a)(c Biotech Pioneer in Antisense Drugs	48,260
735,000	Synageva Biopharma (a) Biotech Focused on Orphan Diseases	39,271
2,025,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	18,164
3,000,000	Raptor Pharmaceutical (a)(b)(c) Orphan Drug Company	16,680
4,949,000	Chelsea Therapeutics International (a)(b)(c) Biotech Focused on Rare Diseases	5,939
359,944	MicroDose Therapeutx (a)(d)(e) Drug Inhaler Development	238
		885,137
	> Medical Supplies 2.3%
4,970,000	Cepheid (a)(b) Molecular Diagnostics	171,515
950,000	Henry Schein (a) Largest Distributor of Healthcare Products	75,306
2,126,000	Patterson Companies Dental/Vet/Med Distributor	72,794
1,550,000	DENTSPLY International Leading Dental Supplies Manufacturer	59,117
375,000	Techne Cytokines, Antibodies & Other Reagents for Life Science	26,978
		405,710
	> Medical Equipment & Devices 1.0%
1,024,683	Sirona Dental Systems (a) Manufacturer of Dental Equipment	58,366
550,000	Haemonetics (a) Blood & Plasma Collection Equipment	44,110
950,000	PerkinElmer Inc. Analytical Instruments for Life Sciences	27,996
925,000	Hill-Rom Holdings Hospital Beds/Patient Handling	26,880
570,000	Orthofix International (a) Bone Fixation & Stimulation Devices	25,508
		182,860
	> Health Care Services 0.5%
665,000	Mednax (a) Physician Management for Pediatric & Anesthesia Practices	49,509
825,000	HealthSouth (a) Inpatient Rehabalitation Facilities	19,850
1,875,000	Health Management Associates (a) Non-urban Hospitals	15,731
		85,090
	> Pharmaceuticals 0.5%
4,000,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	52,880
2,606,333	Adcock Ingram Holdings (South Africa) Manufacturer of Pharmaceuticals & Medical Supplies	18,598
2,040,000	Alimera Sciences (a)(b)(c) Ophthalmology-focused Pharmaceutical Company	5,263
1,095,000	Horizon Pharma (a) Specialty Pharmaceutical Company	3,800
		80,541
Health Care: Total		1,639,338

Energy & Minerals 7.3%
	> Oil Services 3.5%
5,150,000	FMC Technologies (a) Oil & Gas Well Head Manufacturer	238,445
2,114,000	Atwood Oceanics (a) Offshore Drilling Contractor	96,081
1,670,000	ShawCor (Canada) Oil & Gas Pipeline Products	72,501
1,031,106	Fugro (Netherlands) Subsea Oilfield Services	70,120
513,000	Oil States International (a) Diversified North American Oil Service Provider	40,763
884,000	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	32,399
2,890,900	Horizon North Logistics (Canada) Provides Diversified Oil Service Offering in Northern Canada	23,436
893,600	Black Diamond Group (Canada) (c) Provides Accommodations/Equipment for Oil Sands Development	20,379
585,000	Rowan (a) Contract Offshore Driller	19,755
4,025,000	Tuscany International Drilling (Colombia) (a) South America Based Drilling Rig Contractor	942
		614,821
	> Oil & Gas Producers 2.5%
3,500,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	83,628
695,000	Range Resources Oil & Gas Producer	48,560
974,000	Rosetta Resources (a) Oil & Gas Producer Exploring in South Texas & Montana	46,655
2,700,000	Denbury Resources (a) Oil Producer Using Co2 Injection	43,632
703,000	SM Energy Oil & Gas Producer	38,039
1,159,000	Laredo Petroleum (a)(c) Permian Basin Oil Producer	25,475
1,050,000	Tullow Oil (United Kingdom) Oil & Gas Producer	23,229
500,000	Cabot Oil and Gas Large Natural Gas Producer in Appalachia & Gulf Coast	22,450
361,000	Baytex (Canada) (c) Oil & Gas Producer in Canada	17,156
718,000	Celtic Exploration (Canada) (a) Canadian Oil & Gas Producer	13,351
27,000,000	Shamaran Petroleum (Iraq) (a) Oil Exploration in Kurdistan	11,947

Number of Shares		Value (000)
	> Oil & Gas Producers—continued
340,000	PDC Energy (a) Oil & Gas Producer in the U.S.	$10,754
1,100,000	Kodiak Oil and Gas (a) Bakken Oil & Gas Producer	10,296
750,000	Athabasca Oil Sands (Canada) (a) Oil Sands & Unconventional Oil Development	10,055
37,500,000	Petromanas (Canada) (a)(b) Exploring for Oil in Albania	7,629
200,000	Approach Resources (a) Oil & Gas Producer in West Texas Permian	6,026
25,000,000	Petroamerica Oil (Colombia) (a) Oil Exploration & Production in Colombia	5,340
26,000,000	Petrodorado Energy (Colombia) (a)(b)	4,760
24,000,000	Petrodorado Energy - Warrants (Colombia) (a)(e) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	117
493,000	Crew Energy (Canada) (a) Canadian Oil & Gas Producer	3,631
1,198,100	Pan Orient (Canada) Asian Oil & Gas Explorer	3,449
50,000,000	Gulf United Energy (Colombia) (a)(b) Prospecting for Oil Alongside Large Producers in Colombia	3,000
5,116,000	Canacol (Colombia) (a) Oil Producer in South America	2,498
8,400,000	Canadian Overseas Petroleum (United Kingdom) (a)(e)	1,722
4,200,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e) Oil & Gas Exploration/Production in the North Sea	110
4,110,000	Santa Maria Petroleum (Colombia) (a)(b)(e)	562
890,000	Santa Maria Petroleum (Colombia) (a)(b) Explores for Oil & Gas in Latin America	127
393,600	Houston American Energy (a)(c) Oil & Gas Exploration/Production in Colombia	354
		444,552
	> Mining 1.0%
387,000	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	47,013
1,000,000	Silver Wheaton (Canada) Silver Mining Royalty Company	39,710
7,500,000	Duluth Metals (Canada) (a)(b) Copper & Nickel Miner	17,928
1,400,000	Kirkland Lake Gold (Canada) (a) Gold Mining	16,975
4,432,000	Northam Platinum (South Africa) Platinum Mining in South Africa	15,985
1,150,000	Turquoise Hill Resources (Mongolia) (a)(c) Copper Mine Project in Mongolia	9,791
2,050,000	Alexco Resource (a) Mining, Exploration & Environmental Services	8,897
16,000,000	Mongolian Mining (Mongolia) (a) Coking Coal Mining in Mongolia	7,284
2,518,600	Kaminak Gold (a)(c) Exploration Stage Canadian Gold Miner	5,969
800,000	Augusta Resource (a)(c) US Copper/Moly Mine	2,160
217,283	Regis Resources (Australia) (a) Gold Mining in Australia	1,278
4,000,000	Wolverine Minerals (Canada) (a)(e)	176
2,000,000	Wolverine Minerals - Warrants (Canada) (a)(d)(e) Gold Mining	—
500,000	Duluth Exploration - Special Warrants (Canada) (a)(d)(e) Copper & Nickel Miner	46
		173,212
	> Oil Refining, Marketing & Distribution 0.1%
218,000	Vopak (Netherlands) World’s Largest Operator of Petroleum & Chemical Storage Terminals	15,307
		15,307
	> Agricultural Commodities 0.1%
1,306,818	Union Agriculture Group (Uruguay) (a)(d)(e) Farmland Operator in Uruguay	13,552
		13,552
	> Alternative Energy 0.1%
2,000,000	GT Advanced Technologies (a)(c) Largest Manufacturer of Furnaces & Reactors to Produce & Cast Polysilicon	10,900
1,210,300	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	1,598
		12,498
Energy & Minerals: Total		1,273,942

Other Industries 7.3%
	> Real Estate 5.1%
3,850,000	Ryman Hospitality Properties (a)(b) Convention Hotels	152,190
3,700,000	DuPont Fabros Technology (b) Technology-focused Office Buildings	93,425
750,000	Federal Realty Shopping Centers	78,975
1,850,000	Extra Space Storage Self Storage Facilities	61,513
3,700,000	Associated Estates Realty (b) Multifamily Properties	56,092
720,000	Digital Realty Trust Technology-focused Office Buildings	50,292
975,000	Post Properties Multi-family Properties	46,761
2,450,000	Biomed Realty Trust Life Science-focused Office Buildings	45,864
50,000,000	Mapletree Logistics Trust (Singapore) Industrial Property Landlord	45,723
22,000,000	Ascendas REIT (Singapore) Industrial Property Landlord	43,091
770,000	Kilroy Realty West Coast Office Buildings	34,481

Number of Shares		Value (000)
	> Real Estate—continued
3,000,000	Education Realty Trust Student Housing	$32,700
1,300,000	St. Joe (a)(c) Florida Panhandle Landowner	25,350
325,000	Jones Lang LaSalle Real Estate Services	24,814
3,750,000	DCT Industrial Trust Industrial Properties	24,263
2,476,000	Summit Hotel Properties (b) Owner of Select Service Hotels	21,145
3,500,000	Kite Realty Group (b) Community Shopping Centers	17,850
2,800	Orix JREIT (Japan) Diversified REIT	13,676
10,000,000	Mapletree Industrial Trust (Singapore) Industrial Property Landlord	11,476
8,845,000	Mapletree Commercial Trust (Singapore) Retail & Office Property Landlord	8,426
		888,107
	> Transportation 1.3%
3,100,000	Rush Enterprises, Class A (a)(b)	59,706
550,000	Rush Enterprises, Class B (a)(b) Truck Sales & Service	9,246
1,155,000	JB Hunt Transport Services Truck & Intermodal Carrier	60,106
2,400,000	Heartland Express Regional Trucker	32,064
704,000	World Fuel Services Global Fuel Broker	25,069
300,000	Genesee & Wyoming (a) Short-line Operator	20,058
350,000	Kirby (a) Largest Operator of U.S. (Jones Act) Liquid Tank Barges	19,348
		225,597
	> Regulated Utilities 0.9%
2,000,000	Northeast Utilities Regulated Electric Utility	76,460
1,660,000	Wisconsin Energy Wisconsin Utility	62,532
500,000	Allete Minnesota Regulated Electric Utility	20,870
		159,862
Other Industries: Total		1,273,566

Total Equities: 96.2% (Cost: $10,403,931)		16,887,006

Securities Lending Collateral 2.4%
418,965,955	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	418,966
Total Securities Lending Collateral: (Cost: $418,966)		418,966

Total Investments: 98.6% (Cost: $10,822,897)(g)(h)		17,305,972	(i)

Obligation to Return Collateral for Securities Loaned: (2.4)%		(418,966)

Cash and Other Assets Less Liabilities: 3.8%		664,276

Total Net Assets: 100.0%		$17,551,282

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments (dollar values in thousands)

(a)         Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Security	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/12	Value	Dividend
AboveNet*	1,400,000	—	1,400,000	—	$—	$—
Acorn Energy	1,500,000	5,246	—	1,505,246	13,427	190
AFC Enterprises	2,000,000	—	—	2,000,000	49,200	—
Alimera Sciences	2,040,000	—	—	2,040,000	5,263	—
Associated Estates Realty	3,700,000	—	—	3,700,000	56,092	1,961
Auxilium Pharmaceuticals	3,033,715	216,285	—	3,250,000	79,495	—
Bally Technologies	3,725,000	—	—	3,725,000	183,978	—
Boingo Wireless	1,500,000	360,682	—	1,860,682	14,774	—
CAI International	1,123,400	—	—	1,123,400	23,052	—
Cavco Industries	460,000	—	—	460,000	21,109	—
Cepheid	3,200,000	1,770,000	—	4,970,000	171,515	—
Chelsea Therapeutics International	4,550,000	1,200,000	801,000	4,949,000	5,939	—
Cogent Communications*	2,520,000	—	320,000	2,200,000	50,578	220
Constant Contact*	2,350,000	—	1,150,000	1,200,000	20,880	—
Donaldson**	4,200,000	4,200,000	—	8,400,000	291,564	2,184
Drew Industries	1,500,000	380,000	—	1,880,000	56,795	—
Duluth Metals	7,500,000	—	—	7,500,000	17,928	—
DuPont Fabros Technology	3,350,000	350,000	—	3,700,000	93,425	1,377
eResearch Technology*	4,900,000	—	4,900,000	—	—	—
ESCO Technologies	2,200,000	—	—	2,200,000	85,470	528
ExlService Holdings	1,145,000	473,000	—	1,618,000	47,731	—
Gaiam	1,371,366	—	—	1,371,366	4,786	—
General Communications*	2,000,000	—	500,000	1,500,000	14,700	—
GLG Life Tech	1,750,000	—	84,730	1,665,270	227	—
Gulf United Energy	—	50,000,000	—	50,000,000	3,000	—
H & E Equipment Services	3,400,000	—	—	3,400,000	41,208	23,800
Hackett Group+	4,500,000	—	650,793	3,849,207	16,090	—
HEICO***	2,250,000	813,000	—	3,063,000	93,452	319
Helen of Troy	1,600,000	—	—	1,600,000	50,928	—
Horizon Pharma*	1,095,000	—	—	1,095,000	3,800	—
iGATE	3,400,000	—	—	3,400,000	61,778	—
II-VI	4,550,000	—	—	4,550,000	86,541	—
Insperity	1,210,000	336,000	—	1,546,000	39,006	650
Interline Brands*	2,600,000	—	2,600,000	—	—	—
InterMune*	2,950,000	900,000	1,825,000	2,025,000	18,164	—
IPG Photonics	2,780,000	—	—	2,780,000	159,294	—
IXYS	1,900,000	—	—	1,900,000	18,848	—
Kaiser Federal	452,146	—	—	452,146	6,823	99
Kenexa*	1,700,000	—	775,000	925,000	42,393	—
Kite Realty Group	3,500,000	—	—	3,500,000	17,850	630
Knoll	4,200,000	—	—	4,200,000	58,590	1,344
Lifetime Fitness	2,190,000	—	—	2,190,000	100,171	—
lululemon athletica*	5,740,000	—	1,235,000	4,505,000	333,100	—
Marlin Business Services	1,091,000	—	—	1,091,000	23,140	218
MB Financial	2,360,000	500,000	—	2,860,000	56,485	83
McGrath Rentcorp	2,150,000	—	—	2,150,000	56,093	1,505
Mettler-Toledo International	1,600,000	—	—	1,600,000	273,184	—
Micromet*	6,702,347	64,547	6,766,894	—	—	—
Moog	2,775,000	225,000	—	3,000,000	113,610	—
Navigant Consulting	2,800,000	700,000	—	3,500,000	38,675	—
NPS Pharmaceuticals	6,000,000	—	—	6,000,000	55,500	—
Pericom Semiconductor	1,765,000	—	—	1,765,000	15,329	—
Petroamerica Oil*	30,275,000	—	5,275,000	25,000,000	5,340	—
Petrodorado Energy	26,000,000	—	—	26,000,000	4,760	—
PetroMagdalena Energy*	7,582,928	—	7,582,928	—	—	—
Petromanas	37,500,000	—	—	37,500,000	7,629	—
Pier 1 Imports	5,600,000	1,000,000	—	6,600,000	123,684	488
Pinnacle Entertainment	3,950,000	—	—	3,950,000	48,388	—

> Notes to Statement of Investments (dollar values in thousands)

Security	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/12	Value	Dividend
Raptor Pharmaceutical	3,455,000	745,000	1,200,000	3,000,000	$16,680	$—
Rush Enterprises	3,350,000	300,000	—	3,650,000	68,952	—
Ryman Hospitality Properties	3,850,000	—	—	3,850,000	152,190	—
SABA	—	2,000,000	—	2,000,000	19,980	—
Salem Communications*	1,527,700	—	1,527,700	—	—	—
Santa Maria Petroleum****	50,000,000	—	45,000,000	5,000,000	689	—
Seattle Genetics	6,153,000	—	—	6,153,000	165,823	—
Shutterfly	3,070,000	300,000	535,000	2,835,000	88,225	—
SPS Commerce	900,000	—	—	900,000	34,623	—
Summit Hotel Properties	1,500,000	976,000	—	2,476,000	21,145	638
Tower Group	1,675,000	1,089,000	—	2,764,000	53,594	1,555
TriCo Bancshares	1,350,000	—	—	1,350,000	22,315	365
True Religion Apparel*	1,507,000	—	1,324,134	182,866	3,901	93
tw telecom	9,500,000	—	—	9,500,000	247,665	—
Tyler Technologies*	1,700,000	—	800,000	900,000	39,618	—
Virtusa	2,125,000	—	—	2,125,000	37,761	—
Warnaco Group*	2,190,000	—	730,000	1,460,000	75,774	—
Wolverine Minerals*	4,000,000	—	—	4,000,000	176	—
World Acceptance	1,505,202	—	220,202	1,285,000	86,673	—
Total of Affiliated Transactions	350,544,804	68,903,760	87,203,381	332,245,183	$4,416,565	$38,247

*  At September 30, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

**  Includes the effects of a 2:1 stock split.

***  Includes the effects of a 5:4 stock split.

****  Includes the effects of a 1:10 reverse stock split.

+  Includes the effects of a corporate action.

The aggregate cost and value of these companies at September 30, 2012, were $2,434,032 and $3,808,141, respectively. Investments in affiliated companies represented 21.70% of the Fund’s total net assets at September 30, 2012.

(c)          All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $409,637.

(d)         Illiquid security.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2012, the market value of these securities amounted to $16,743, which represented 0.10% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000	$13,552
Canadian Overseas Petroleum	11/24/10	8,400,000	3,591	1,722
Santa Maria Petroleum	1/14/11	4,110,000	5,193	562
MicroDose Therapeutx	11/24/00	359,944	2,005	238
Voyager Learning - Contingent Value Rights	12/24/09	2,000,000	—	220
Wolverine Minerals	6/3/11	4,000,000	2,005	176
Petrodorado Energy - Warrants	11/20/09	24,000,000	2,965	117
Canadian Overseas Petroleum - Warrants	11/24/10	4,200,000	526	110
Duluth Exploration - Special Warrants	8/19/11	500,000	—	46
Wolverine Minerals - Warrants	6/3/11	2,000,000	243	—
			$31,528	$16,743

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At September 30, 2012, for federal income tax purposes, the cost of investments was $10,822,897 and net unrealized appreciation was $6,483,075 consisting of gross unrealized appreciation of $7,200,375 and gross unrealized depreciation of $717,300.

> Notes to Statement of Investments (dollar values in thousands)

(h)         On September 30, 2012, the market value of foreign securities represented 8.66% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Canada	$286,310	1.63
Netherlands	211,135	1.20
Singapore	190,217	1.08
Sweden	116,819	0.67
Colombia	100,974	0.57
Hong Kong	96,092	0.55
Brazil	88,242	0.50
Japan	74,527	0.42
France	52,208	0.30
South Africa	42,368	0.24
Denmark	42,032	0.24
Chile	41,484	0.24
Israel	29,608	0.17
China	28,252	0.16
United Kingdom	25,061	0.14
Russia	17,528	0.10
Mongolia	17,075	0.10
India	15,272	0.09
Uruguay	13,552	0.08
Iraq	11,947	0.07
Iceland	10,863	0.06
Germany	7,878	0.04
Australia	1,278	0.01
Total Foreign Portfolio	$1,520,722	8.66

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$4,494,354	$185,496	$—	$4,679,850
Industrial Goods & Services	3,138,860	204,390	—	3,343,250
Consumer Goods & Services	2,633,984	124,625	220	2,758,829
Finance	1,918,231	—	—	1,918,231
Health Care	1,620,502	18,598	238	1,639,338
Energy & Minerals	1,124,454	135,890	13,598	1,273,942
Other Industries	1,151,174	122,392	—	1,273,566
Total Equities	16,081,559	791,391	14,056	16,887,006
Total Securities Lending Collateral	418,966	—	—	418,966
Total Investments	$16,500,525	$791,391	$14,056	$17,305,972

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$1,575	$1,575	$—

Financial assets were transferred from Level 1 to Level 2 as trading halted during the period.

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Consumer Goods & Services	$180	$—	$40	$—	$—	$—	$—	$220
Health Care	270	—	(32)	—	—	—	—	238
Energy & Minerals	12,507	—	1,091	—	—	—	—	13,598
	$12,957	$—	$1,099	$—	$—	$—	$—	$14,056

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $1,099.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
	Equities: 95.4%
Asia 43.2%
	> Japan 16.7%
5,582,600	Kansai Paint
	Paint Producer in Japan, India, China & Southeast Asia	$61,872
20,227,000	Seven Bank
	ATM Processing Services	61,718
20,096	Wacom
	Computer Graphic Illustration Devices	48,628
1,582,200	Hoshizaki Electric
	Commercial Kitchen Equipment	45,949
2,719,900	Park24
	Parking Lot Operator	44,443
1,817,562	Glory
	Currency Handling Systems & Related Equipment	42,593
2,892,724	Start Today (a)
	Online Japanese Apparel Retailer	41,323
7,780	Orix JREIT
	Diversified REIT	38,001
816,456	Miraca Holdings
	Outsourced Lab Testing, Diagnostic Equipment & Reagents	36,666
960,000	Sanrio (a)
	Character Goods & Licensing	34,336
2,981,100	Kuraray (a)
	Special Resin, Fine Chemical, Fibers & Textures	33,854
295,762	Nakanishi
	Dental Tools & Machinery	31,759
30,500	Jupiter Telecommunications
	Largest Cable Service Provider in Japan	30,953
2,552,000	NGK Insulators (a)
	Ceramic Products for Auto, Power & Electronics	30,534
937,651	Kintetsu World Express
	Airfreight Logistics	30,010
7,620	Kenedix Realty Investment
	Tokyo Midsize Office REIT	27,401
345,000	FP Corporation
	Disposable Food Trays & Containers	27,155
5,540	Mori Hills REIT Investment
	Tokyo Centric Diversified REIT	26,982
1,221,938	Aeon Delight
	Facility Maintenance & Management	26,918
2,137,272	Japan Airport Terminal
	Airport Terminal Operator at Haneda	25,363
1,613,429	Daiseki
	Waste Disposal & Recycling	24,997
838,000	Doshisha
	Wholesaler	24,286
480,000	Disco (a)
	Semiconductor Dicing & Grinding Equipment	23,083
10,360	Advance Residence Investment
	Residential REIT	21,801
300,792	Ain Pharmaciez
	Dispensing Pharmacy/Drugstore Operator	21,485
1,885,600	Asahi Diamond Industrial
	Consumable Diamond Tools	21,143
711,100	Horiba
	Measuring Instruments & Analyzers	20,963
830,474	Aeon Mall
	Suburban Shopping Mall Developer, Owner & Operator	20,278
772,000	Misumi Group
	Industrial Components Distributor	19,140
1,169,080	Nihon Parkerizing
	Metal Surface Treatment Agents & Processing	17,770
732,108	Icom
	Two Way Radio Communication Equipment	17,668
1,405,739	Ushio
	Industrial Light Sources	16,862
423,900	Hamamatsu Photonics
	Optical Sensors for Medical & Industrial Applications	14,564
1,940,200	Sintokogio
	Automated Casting Machines, Surface Treatment System & Consumables	13,325
249,100	Itochu Techno-Science
	IT Network Sales & Services	12,947
672,000	Nabtesco (a)
	Machinery Components	12,371
813,400	Lifenet Insurance (a)(b)
	Online Life Insurance Company in Japan	10,734
1,295	Global One Real Estate
	Office REIT	7,863
1,069,963	Torishima Pump Manufacturing
	Industrial Pump for Power Generation & Water Supply Systems	7,608
202,150	Miura
	Industrial Boiler	4,887
24	Fukuoka REIT
	Diversified REIT in Fukuoka	175
		1,080,408
	> Taiwan 6.5%
36,606,000	Far EasTone Telecom
	Taiwan’s Third Largest Mobile Operator	90,333
16,410,000	Taiwan Mobile
	Taiwan’s Second Largest Mobile Operator	59,843
20,120,000	CTCI Corp
	International Engineering Firm	45,962
6,334,713	Simplo Technology
	Battery Packs for Notebook & Tablet PCs	37,810
2,035,000	St. Shine Optical
	World’s Leading Disposable Contact Lens Original Equipment Manufacturer (OEM)	26,117
11,794,000	Chroma Ate
	Automatic Test Systems, Testing & Measurement Instruments	24,777
11,200,000	Taiwan Hon Chuan
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer	24,476
6,603,000	Advantech
	Industrial PC & Components	24,062
4,564,960	Radiant Opto-Electronics
	LCD Back Light Units & Modules	19,730

Number of Shares		Value (000)
	> Taiwan—continued
8,012,470	Tripod Technologies
	Printed Circuit Boards (PCB)	$19,595
3,181,000	President Chain Store
	Taiwan’s Number One Convenience Chain Store Operator	16,980
3,000,141	PC Home
	Taiwanese Internet Retail Company	16,960
3,835,000	Lung Yen
	Funeral Services & Columbaria	13,174
37,000	Chipbond
	Semiconductor Back-end Packaging Services	59
		419,878
	> Singapore 4.4%
22,000,000	Ascendas REIT
	Industrial Property Landlord	43,091
25,000,000	Olam International
	Agriculture Supply Chain Manager	41,471
33,000,000	Mapletree Industrial Trust
	Industrial Property Landlord	37,871
39,467,000	Mapletree Commercial Trust
	Retail & Office Property Landlord	37,597
40,000,000	Mapletree Logistics Trust
	Industrial Property Landlord	36,578
20,000,000	CDL Hospitality Trust
	Hotel Owner/Operator	33,061
15,000,000	Goodpack Limited
	International Bulk Container Leasing	22,626
3,500,000	Singapore Exchange
	Singapore Equity & Derivatives Market Operator	19,893
4,772,000	Petra Foods
	Cocoa Processor & Chocolate Manufacturer	9,527
		281,715
	> Hong Kong 4.1%
6,500,000	Melco Crown Entertainment - ADR (a)(b)
	Macau Casino Operator	87,620
22,000,000	Lifestyle International
	Mid- to High-end Department Store Operator in Hong Kong & China	45,348
15,625,000	L’Occitane International
	Skin Care & Cosmetics Producer	41,196
10,038,000	AAC Technologies
	Miniature Acoustic Components	36,092
30,000,000	Sasa International
	Cosmetics Retailer	20,455
10,000,000	MGM China Holdings
	Macau Casino Operator	17,176
9,557,900	Vitasoy International
	Hong Kong Soy Food Brand	8,339
8,000,000	Melco International
	Macau Casino Operator	7,101
		263,327
	> China 2.7%
22,168,300	Digital China
	IT Distribution & Systems Integration Services	35,181
24,290,000	Want Want Chinese Branded Consumer Food Company	30,920
419,323	NetEase.com - ADR (b) Chinese Online Gaming Services	23,541
1,200,000	New Oriental Education & Technology - ADR (a) Education Service Provider	20,004
260,000,000	RexLot Holdings
	Lottery Equipment Supplier in China	19,714
427,814	51job - ADR (b)
	Integrated Human Resource Services	19,166
9,306,554	Zhaojin Mining Industry
	Gold Mining & Refining in China	16,856
30,000,000	AMVIG Holdings
	Chinese Tobacco Packaging Material Supplier	8,931
		174,313
	> India 2.3%
2,262,300	United Breweries
	India’s Largest Brewer	28,031
341,652	Asian Paints
	India’s Largest Paint Company	25,464
8,945,000	Adani Ports & Special Economic Zone
	Indian West Coast Shipping Port	21,559
13,195,000	Redington India
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	19,537
1,550,000	Shriram Transport Finance
	Used Truck Finance	18,172
545,000	Colgate Palmolive India (b)
	Consumer Products in Oral Care	12,488
1,600,000	Titan Industries
	Jewlery, Watches, Eyeglasses	7,910
27,212,878	REI Agro
	Basmati Rice Processing	5,469
63,000	TTK Prestige (b)
	Branded Cooking Equipment	4,441
1,650,000	SKIL Ports and Logistics (b)
	Indian Container Port Project	2,851
1,426,549	Jain Irrigation Systems
	Agricultural Micro-irrigation Systems & Food Processing	1,881
		147,803
	> Korea 1.9%
852,150	Grand Korea Leisure
	‘Foreigner Only’ Casino Group in Korea	22,420
724,727	iMarketKorea
	Procurement, Distribution of MRO (Maintenance Repair Operations) Goods	18,468
623,120	Woongjin Coway
	Korean Household Appliance Rental Service Provider	17,240
624,441	Handsome
	Korea’s Leading High-end Apparel Company	15,710
305,540	Kepco Plant Service & Engineering
	Power Plant & Grid Maintenance	13,848
1,208,000	BS Financial Group
	Regional Bank in Busan	12,976

Number of Shares		Value (000)
	> Korea—continued
182,000	Hana Tour Service
	Korea’s Largest Wholesale Tour Provider	$9,906
57,000	Samsung Engineering
	Global Engineering, Procurement, Construction (EPC) Firm	9,780
138,990	Hite Jinro (b)
	Leading Beer & Spirits Manufacturer	3,041
		123,389
	> Indonesia 1.7%
31,764,600	Archipelago Resources (b)(c)
	Gold Mining Projects in Indonesia, Vietnam & the Philippines	30,776
60,516,300	Tower Bersama Infrastructure (b)
	Communications Towers	28,103
25,000,000	Ace Indonesia
	Home Improvement Retailer	16,035
4,275,800	Mayora Indah
	Consumer Branded Food Manufacturer	9,985
7,613,000	Surya Citra Media
	Free to Air TV in Indonesia	8,751
40,047,000	MNC Skyvision (b)
	Largest Satellite Pay TV Operator in Indonesia	8,683
12,488,000	Mitra Adiperkasa
	Operator of Department Store & Specialty Retail Stores	8,316
6,217,500	Southern Arc Minerals (b)(c)
	Gold & Copper Exploration in Indonesia	2,214
		112,863
	> Thailand 0.8%
125,000,000	Home Product Center
	Home Improvement Retailer	53,061
699,700	Samui Airport Property Fund (b)
	Thai Airport Operator	327
		53,388
	> Philippines 0.8%
73,221,250	SM Prime Holdings
	Shopping Mall Operator	24,880
7,931,700	Int’l Container Terminal
	Container Handling Terminals & Port Management	13,369
19,454,700	Manila Water Company
	Water Utility Company in Philippines	12,605
		50,854
	> Mongolia 0.8%
74,865,700	Mongolian Mining (b)
	Coking Coal Mining in Mongolia	34,085
1,049,943	Turquoise Hill Resources (a)(b)	8,939
914,678	Turquoise Hill Resources (a)(b)(d)
	Copper Mine Project in Mongolia	7,756
		50,780
	> Cambodia 0.5%
60,000,000	Nagacorp
	Casino/Entertainment Complex in Cambodia	33,622
		33,622
Asia: Total		2,792,340

Europe 29.9%
	> United Kingdom 6.2%
935,500	Intertek Group
	Testing, Inspection, Certification Services	41,392
875,000	Aggreko
	Temporary Power & Temperature Control Services	32,682
3,789,000	Domino’s Pizza UK & Ireland
	Pizza Delivery in the UK, Ireland & Germany	32,489
2,281,600	JLT Group
	International Business Insurance Broker	28,204
8,785,000	BBA Aviation
	Aviation Support Services	28,017
998,000	Rightmove
	Internet Real Estate Listings	25,269
2,321,211	WH Smith
	Newsprint, Books & General Stationery Retailer	24,233
646,000	Asos (a)(b)
	Internet-based Retailer to Hipsters Up to Age 35	22,918
655,000	Spirax Sarco
	Steam Systems for Manufacturing & Process Industries	22,116
1,761,742	Smith and Nephew
	Medical Equipment & Supplies	19,445
517,000	Rotork
	Valve Actuators for Oil & Water Pipelines	18,893
4,999,847	Elementis
	Clay-based Additives	18,731
2,300,000	Greggs
	Bakery	18,644
2,855,000	Abcam
	Online Sales of Antibodies	18,522
1,773,408	Shaftesbury
	London Prime Retail REIT	15,120
4,163,948	PureCircle (a)(b)
	Natural Sweeteners	14,120
1,907,154	Premier Oil (b)
	Oil & Gas Producer in Europe, Pakistan & Asia	11,053
382,581	Tullow Oil
	Oil & Gas Producer	8,464
2,272,000	Sterling Resources (a)(b)
	Oil & Gas Exploration - Europe	3,097
		403,409
	> Netherlands 4.2%
2,742,165	Aalberts Industries
	Flow Control & Heat Treatment	49,228
1,574,145	UNIT4 (c)
	Business Software Development	42,449
1,515,723	Imtech
	Electromechanical & Information Communications Technology Installation & Maintenance	40,007
1,252,514	Arcadis
	Engineering Consultants	26,509
368,000	Fugro
	Subsea Oilfield Services	25,026

Number of Shares		Value (000)
	> Netherlands—continued
1,112,468	TKH Group
	Dutch Industrial Conglomerate	$23,231
317,424	Vopak
	World’s Largest Operator of Petroleum & Chemical Storage Terminals	22,288
821,137	Koninklijke TenCate
	Advanced Textiles & Industrial Fabrics	18,904
143,395	Core Labs
	Oil & Gas Reservoir Consulting	17,420
449,113	BinckBank
	Discount Brokerage & Asset Management	3,304
		268,366
	> France 3.9%
553,000	Eurofins Scientific
	Food, Pharmaceuticals & Materials Screening & Testing	78,454
729,700	Gemalto
	Digital Security Solutions	64,185
770,000	Neopost
	Postage Meter Machines	42,518
971,800	Saft
	Niche Battery Manufacturer	22,510
285,704	Norbert Dentressangle
	Leading European Logistics & Transport Group	19,202
377,000	Compagnie Française de l’Afrique Occidentale
	African Wholesaler & Distributor	18,056
1,831,204	Hi-Media (a)(b)
	Online Advertiser in Europe	4,683
		249,608
	> Switzerland 3.5%
255,000	Geberit
	Plumbing Supplies	55,447
260,000	Partners Group
	Private Markets Asset Management	54,101
375,000	Dufry Group (b)
	Operates Airport Duty Free & Duty Paid Shops	44,936
15,500	Sika
	Chemicals for Construction & Industrial Applications	31,610
330,000	Zehnder
	Radiators & Heat Recovery Ventilation Systems	19,579
170,000	Kuehne & Nagel
	Freight Forwarding/Logistics	19,196
		224,869
	> Germany 3.2%
2,160,000	Wirecard
	Online Payment Processing & Risk Management	49,602
148,295	Rational
	Commercial Ovens	37,170
440,000	Dürr
	Automotive Plant Engineering & Associated Capital Equipment	29,306
1,050,000	NORMA Group
	Clamps for Automotive & Industrial Applications	28,335
625,000	CTS Eventim
	Event Ticket Sales	18,581
130,050	Pfeiffer Vacuum
	Vacuum Pumps	13,889
165,400	Bertrandt
	Outsourced Engineering	12,221
333,000	Elringklinger
	Automobile Components	8,811
338,886	Deutsche Beteiligungs
	Private Equity Investment Management	8,427
		206,342
	> Sweden 2.3%
3,957,522	Hexagon
	Design, Measurement & Visualization Software & Equipment	84,828
4,150,024	Sweco (c)
	Engineering Consultants	43,751
658,700	Unibet
	European Online Gaming Operator	18,451
		147,030
	> Italy 1.7%
3,245,000	Pirelli (a)
	Global Tire Supplier	34,945
224,200	Tod’s (a)
	Leather Shoes & Bags	24,230
7,706,873	Geox (a)
	Apparel & Shoe Maker	20,362
3,791,000	Fiat (b)
	Leading Automotive Manufacturer in the U.S., Latin America & Italy	20,227
7,248,893	CIR
	Italian Holding Company	8,197
		107,961
	> Denmark 1.4%
1,648,800	Novozymes
	Industrial Enzymes	45,444
168,042	SimCorp
	Software for Investment Managers	35,888
207,968	Solar
	Technical Wholesaler of Electrical, Plumbing & HVAC Equipment	11,471
		92,803
	> Norway 0.5%
3,281,864	Atea
	Leading Nordic IT Hardware/Software Reseller & Installation Company	32,223
		32,223
	> Iceland 0.5%
35,982,499	Marel
	Largest Manufacturer of Poultry & Fish Processing Equipment	31,954
		31,954

Number of Shares		Value (000)
	> Kazakhstan 0.5%
4,506,259	Halyk Savings Bank of Kazakhstan - GDR (b) Largest Retail Bank & Insurer in Kazakhstan	$31,544
		31,544
	> Russia 0.4%
1,167,000	Yandex (b) Search Engine for Russian & Turkish Languages	28,136
		28,136
	> Finland 0.4%
1,430,429	Stockmann (a) Department Store & Fashion Retailer in Scandinavia & Russia	27,260
		27,260
	> Czech Republic 0.4%
130,682	Komercni Banka Leading Czech Universal Bank	25,941
		25,941
	> Belgium 0.4%
438,880	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	24,234
		24,234
	> Portugal 0.3%
8,635,000	Redes Energéticas Nacionais Portuguese Power Transmission & Gas Transportation	22,293
		22,293
	> Ireland 0.1%
74,637	Paddy Power Irish Betting Services	5,537
		5,537
Europe: Total		1,929,510

Other Countries 17.0%
	> South Africa 4.6%
1,170,188	Naspers Media in Africa, China, Russia & Other Emerging Markets	72,403
19,098,300	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	49,404
11,763,907	Coronation Fund Managers South African Fund Manager	43,816
2,644,083	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	40,025
1,574,575	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	31,577
8,679,940	Northam Platinum Platinum Mining in South Africa	31,307
3,938,965	Adcock Ingram Holdings Manufacturer of Pharmaceuticals & Medical Supplies	28,107
		296,639
	> Canada 4.4%
1,212,597	ShawCor Oil & Gas Pipeline Products	52,643
1,403,772	CCL Industries Leading Global Label Manufacturer	51,861
3,047,000	CAE Flight Simulator Equipment & Training Centers	32,636
653,200	Onex Capital Private Equity	25,780
582,942	AG Growth (a) Leading Manufacturer of Augers & Grain Handling Equipment	19,117
770,576	Black Diamond Group (a) Provides Accommodations/Equipment for Oil Sands Development	17,573
2,096,514	Horizon North Logistics Provides Diversified Oil Service Offering in Northern Canada	16,996
984,500	Alliance Grain Traders (a) Global Leader in Pulse Processing & Distribution	14,481
1,142,377	DeeThree Exploration (b)	6,531
1,130,000	DeeThree Exploration (b)(e) Canadian Oil & Gas Producer	6,428
263,857	Baytex (a) Oil & Gas Producer in Canada	12,539
454,000	Celtic Exploration (b) Canadian Oil & Gas Producer	8,442
450,000	Athabasca Oil Sands (b) Oil Sands & Unconventional Oil Development	6,033
1,607,306	Pan Orient Asian Oil & Gas Explorer	4,627
1,611,000	Americas Petrogas (a)(b) Oil & Gas Exploration in Argentina, Potash in Peru	3,032
332,700	Crew Energy (b) Canadian Oil & Gas Producer	2,450
		281,169
	> Australia 4.0%
49,017,000	Commonwealth Property Office Fund Australia Prime Office REIT	52,513
14,652,712	Challenger Financial Largest Annuity Provider	49,317
3,973,200	UGL Engineering & Facilities Management	42,984
498,560	Cochlear Cochlear Implants	34,588
7,595,003	IAG General Insurance Provider	34,255
2,500,000	Domino’s Pizza Enterprises Domino’s Pizza Operator in AU/NZ & France/Benelux	27,016
3,338,561	SAI Global Publishing, Certification, Compliance Services	14,635
311,805	Regis Resources (b) Gold Mining in Australia	1,834
		257,142

Number of Shares		Value (000)
	> United States 3.1%
952,080	Atwood Oceanics (b) Offshore Drilling Contractor	$43,272
1,044,000	BioMarin Pharmaceutical (b) Biotech Focused on Orphan Diseases	42,042
1,103,297	Textainer Group Holdings (a) Top International Container Leasor	33,706
669,213	FMC Technologies (b) Oil & Gas Well Head Manufacturer	30,985
548,900	Rowan (b) Contract Offshore Driller	18,536
439,500	Hornbeck Offshore (b) Supply Vessel Operator in U.S. Gulf of Mexico	16,108
428,228	World Fuel Services Global Fuel Broker	15,249
		199,898
	> Israel 0.7%
3,145,527	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	38,205
625,000	Caesarstone (b) Quartz Countertops	8,812
		47,017
	> New Zealand 0.1%
3,598,749	Telecom NZ Primary Telecom Operator	7,085
		7,085
	> Senegal 0.1%
31,200	Sonatel Leading Telecoms Operator in Western Africa	7,029
		7,029
Other Countries: Total		1,095,979

Latin America 5.3%
	> Brazil 3.0%
3,700,000	Localiza Rent A Car Car Rental	64,099
5,000,000	Odontoprev Dental Insurance	27,870
1,880,200	Mills Estruturas e Servicos de Engenharia Civil Engineering & Construction	26,971
1,730,000	Arcos Dorados (a) McDonald’s Master Franchise for Latin America	26,694
1,200,000	Multiplus Loyalty Program Operator in Brazil	24,429
3,577,000	MRV Engenharia Brazilan Property Developer	21,191
		191,254
	> Mexico 1.2%
600,000	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	53,160
11,945,000	Genomma Lab International (b) Develops, Markets & Distributes Consumer Products	23,117
1,728,500	Herdez (b) Processed Foods Producer & Distributor	4,450
		80,727
	> Guatemala 0.5%
1,434,600	Tahoe Resources (b) Silver Project in Guatemala	29,214
		29,214
	> Chile 0.3%
10,115,274	Viña Concha y Toro Global Branded Wine Manufacturer	21,131
		21,131
	> Uruguay 0.2%
1,306,818	Union Agriculture Group (b)(e)(f) Farmland Operator in Uruguay	13,552
		13,552
	> Colombia 0.1%
7,850,769	Canacol (b) Oil Producer in South America	3,833
22,525,000	Gulf United Energy (b) Prospecting for Oil Alongside Large Producers in Colombia	1,352
		5,185
	> Argentina —%
7,425,000	Madalena Ventures (b) Oil & Gas Exploration in Argentina	1,812
		1,812
Latin America: Total		342,875

Total Equities: 95.4% (Cost: $4,781,451)		6,160,704

Securities Lending Collateral 3.2%
209,235,253	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (g)	209,235
Total Securities Lending Collateral: (Cost: $209,235)		209,235

Total Investments: 98.6% (Cost: $4,990,686)(h)(i)		6,369,939	(j)

Obligation to Return Collateral for Securities Loaned: (3.2)%		(209,235)

Cash and Other Assets Less Liabilities: 4.6%		301,639

Total Net Assets: 100.0%		$6,462,343

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments (dollar values in thousands)

(a)	All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $200,170.
(b)	Non-income producing security.
(c)

An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Security	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/12	Value	Dividend
Archipelago Resources	29,063,787	2,700,813	—	31,764,600	$30,776	$—
DeeThree Exploration*	4,061,377	—	1,789,000	2,272,377	12,959	—
Koninklijke TenCate*	1,371,573	53,685	604,121	821,137	18,904	—
Southern Arc Minerals	6,217,500	—	—	6,217,500	2,214	—
Sweco	4,150,024	—	—	4,150,024	43,751	1,574
UNIT4	1,591,702	—	17,557	1,574,145	42,449	677
Wacom*	23,790	—	3,694	20,096	48,628	794
Workspace Group*	8,000,000	—	8,000,000	—	—	298
Total of Affiliated Transactions	54,479,753	2,754,498	10,414,372	46,819,879	$199,681	$3,343

*	At September 30, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

The aggregate cost and value of these companies at September 30, 2012, were $80,395 and $119,190, respectively. Investments in affiliated companies represented 1.84% of the Fund’s total net assets at September 30, 2012.

(d)	Security is traded on a U.S. exchange.
(e)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2012, the market value of these securities amounted to $19,980, which represented 0.31% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,306,818	$15,000	$13,552
DeeThree Exploration	9/7/10	1,130,000	2,951	6,428
			$17,951	$19,980

(f)	Illiquid security.
(g)	Investment made with cash collateral received from securities lending activity.
(h)

At September 30, 2012, for federal income tax purposes, the cost of investments was $4,990,686 and net unrealized appreciation was $1,379,253 consisting of gross unrealized appreciation of $1,671,351 and gross unrealized depreciation of $292,098.

(i)	On September 30, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$1,080,408	16.7
Euro	894,182	13.9
United States Dollar	538,654	8.4
British Pound	433,939	6.7
Taiwan Dollar	419,878	6.5
Hong Kong Dollar	355,016	5.5
Canadian Dollar	330,279	5.1
Other currencies less than 5% of total net assets	2,108,348	32.6
Total Portfolio	$6,160,704	95.4

(j)	Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

> Notes to Statement of Investments (dollar values in thousands)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$169,240	$2,623,100	$—	$2,792,340
Europe	48,653	1,880,857	—	1,929,510
Other Countries	483,451	612,528	—	1,095,979
Latin America	329,323	—	13,552	342,875
Total Equities	1,030,667	5,116,485	13,552	6,160,704
Total Securities Lending Collateral	209,235	—	—	209,235
Total Investments	$1,239,902	$5,116,485	$13,552	$6,369,939

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$15,784	$—	$—	$15,784

Financial assets were transferred from Level 2 to Level 1 as resale restrictions no longer apply.

> Notes to Statement of Investments (dollar values in thousands)

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Latin America	$12,462	$—	$1,090	$—	$—	$—	$—	$13,552
	$12,462	$—	$1,090	$—	$—	$—	$—	$13,552

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $1,090.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn USA

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
	Equities: 99.4%
Information 29.6%
	> Business Software 8.9%
698,000	Micros Systems (a)
	Information Systems for Hotels, Restaurants & Retailers	$34,286
910,000	Informatica (a)
	Enterprise Data Integration Software	31,677
375,000	Ansys (a)
	Simulation Software for Engineers & Designers	27,525
243,000	Concur Technologies (a)
	Web-enabled Cost & Expense Management Software	17,916
197,000	NetSuite (a)
	End-to-end IT Systems Solutions Delivered Over the Web	12,569
290,000	SPS Commerce (a)
	Supply Chain Management Software Delivered via the Web	11,156
337,000	SABA (a)
	Learning Management Systems	3,367
400,000	Velti (a)(b)
	Mobile Marketing Software Platform	3,348
19,305	Eloqua (a)
	Marketing Automation Software	381
31,804	Exa (a)
	Simulation Software	345
		142,570
	> Instrumentation 4.2%
180,000	Mettler-Toledo International (a)
	Laboratory Equipment	30,733
525,000	IPG Photonics (a)(b)
	Fiber Lasers	30,082
151,000	Trimble Navigation (a)
	GPS-based Instruments	7,197
		68,012
	> Semiconductors & Related Equipment 3.6%
690,000	Microsemi (a)
	Analog/Mixed Signal Semiconductors	13,848
1,958,000	Atmel (a)
	Microcontrollers, Radio Frequency & Memory Semiconductors	10,299
262,000	Ultratech (a)
	Semiconductor Equipment	8,222
366,000	Monolithic Power Systems (a)
	High Performance Analog & Mixed Signal Integrated Circuits	7,228
961,000	ON Semiconductor (a)
	Mixed Signal & Power Management Semiconductors	5,929
1,075,000	TriQuint Semiconductor (a)
	Radio Frequency Semiconductors	5,429
390,000	Pericom Semiconductor (a)
	Interface Integrated Circuits & Frequency Control Products	3,387
50,000	Hittite Microwave (a)
	Radio Frequency, Microwave & Millimeterwave Semiconductors	2,774
		57,116
	> Telephone & Data Services 2.6%
1,457,000	tw telecom (a)
	Fiber Optic Telephone/Data Services	37,984
400,000	Boingo Wireless (a)(b)
	Wholesale & Retail WiFi Networks	3,176
		41,160
	> Computer Services 2.3%
556,000	ExlService Holdings (a)
	Business Process Outsourcing	16,402
97,000	Syntel
	Offshore IT Services	6,054
359,000	WNS - ADR (India) (a)
	Offshore BPO (Business Process Outsourcing) Services	3,676
640,000	RCM Technologies (a)(c)
	Technology & Engineering Services	3,481
192,000	Virtusa (a)
	Offshore IT Outsourcing	3,412
776,766	Hackett Group (a)
	IT Integration & Best Practice Research	3,247
		36,272
	> Gaming Equipment & Services 2.2%
660,000	Bally Technologies (a)
	Slot Machines & Software	32,597
167,000	WMS Industries (a)
	Slot Machine Provider	2,736
		35,333
	> Computer Hardware & Related Equipment 2.1%
1,317,000	II-VI (a)
	Laser Optics & Specialty Materials	25,049
160,000	NICE Systems - ADR (Israel) (a)
	Audio & Video Recording Solutions	5,315
97,000	Netgear (a)
	Networking Products for Small Business & Home	3,700
		34,064
	> Telecommunications Equipment 1.6%
813,000	Ixia (a)
	Telecom Network Test Equipment	13,065
732,000	Finisar (a)
	Optical Subsystems & Components	10,468
323,278	Infinera (a)(b)
	Optical Networking Equipment	1,771
		25,304
	> Mobile Communications 1.2%
300,000	SBA Communications (a)
	Communications Towers	18,870
		18,870
	> Contract Manufacturing 0.4%
236,000	Plexus (a)
	Electronic Manufacturing Services	7,149
		7,149
	> Financial Processors 0.4%
153,000	Global Payments
	Credit Card Processor	6,400
		6,400

Number of Shares		Value (000)
	> TV Broadcasting 0.1%
875,000	Entravision Communications
	Spanish Language TV & Radio Stations	$1,173
		1,173
Information: Total		473,423

Industrial Goods & Services 17.5%
	> Machinery 14.0%
1,264,000	Ametek
	Aerospace/Industrial Instruments	44,809
747,200	Nordson
	Dispensing Systems for Adhesives & Coatings	43,801
835,000	ESCO Technologies
	Automatic Electric Meter Readers	32,440
890,000	Donaldson
	Industrial Air Filtration	30,892
631,000	HEICO
	FAA Approved Aircraft Replacement Parts	19,252
436,000	Moog (a)
	Motion Control Products for Aerospace, Defense & Industrial Markets	16,511
260,000	Toro
	Turf Maintenance Equipment	10,343
222,833	Polypore International (a)(b)
	Battery Separators & Filtration Media	7,877
204,000	Kennametal
	Consumable Cutting Tools	7,564
146,000	Oshkosh Corporation (a)
	Specialty Truck Manufacturer	4,005
155,000	Generac
	Standby Power Generators	3,548
26,000	Middleby (a)
	Manufacturer of Cooking Equipment	3,006
		224,048
	> Industrial Materials & Specialty Chemicals 0.9%
496,000	Drew Industries (a)
	RV & Manufactured Home Components	14,984
		14,984
	> Electrical Components 0.9%
232,000	Acuity Brands
	Commercial Lighting Fixtures	14,683
		14,683
	> Other Industrial Services 0.8%
600,919	Acorn Energy (b)
	Frac Well Exploration/Monitoring Device, Sonar Security, Electric Grid Monitoring	5,360
240,000	TrueBlue (a)
	Temporary Manual Labor	3,773
109,000	Forward Air
	Freight Transportation Between Airports	3,315
		12,448
	> Construction 0.4%
200,000	Fortune Brands Home & Security (a)
	Home Building Supplies & Small Locks	5,402
		5,402
	> Waste Management 0.3%
90,000	Waste Connections
	Solid Waste Management	2,722
50,000	Clean Harbors (a)
	Hazardous Waste Services & Disposal	2,443
		5,165
	> Steel 0.2%
413,634	GrafTech International (a)
	Industrial Graphite Materials Producer	3,719
		3,719
Industrial Goods & Services: Total		280,449

Consumer Goods & Services 14.6%
	> Retail 5.8%
565,000	lululemon athletica (a)
	Premium Active Apparel Retailer	41,776
468,500	Abercrombie & Fitch
	Teen Apparel Retailer	15,891
805,000	Pier 1 Imports
	Home Furnishing Retailer	15,086
356,000	Shutterfly (a)
	Internet Photo-centric Retailer	11,079
715,000	Saks (a)(b)
	Luxury Department Store Retailer	7,371
120,000	Teavana (a)(b)
	Specialty Tea Retailer	1,565
9,000	The Fresh Market (a)
	Specialty Food Retailer	540
		93,308
	> Travel 2.4%
1,300,950	Avis Budget Group (a)
	Second Largest Car Rental Company	20,009
675,000	Hertz (a)
	Largest U.S. Rental Car Operator	9,268
64,000	Vail Resorts
	Ski Resort Operator & Developer	3,689
140,000	HomeAway (a)(b)
	Vacation Rental Online Marketplace	3,283
75,000	Choice Hotels
	Franchisor of Budget Hotel Brands	2,399
		38,648
	> Furniture & Textiles 1.8%
880,000	Knoll
	Office Furniture	12,276
756,000	Interface
	Modular Carpet	9,987
148,000	Herman Miller
	Office Furniture	2,877
200,000	Caesarstone (Israel) (a)
	Quartz Countertops	2,820
		27,960
	> Consumer Goods Distribution 1.1%
429,000	Pool
	Distributor of Swimming Pool Supplies & Equipment	17,838
		17,838

Number of Shares		Value (000)
	> Apparel 0.9%
222,000	Warnaco Group (a)
	Global Branded Apparel Manufacturer	$11,522
73,000	Deckers Outdoor (a)(b)
	Fashion Footwear Wholesaler	2,675
		14,197
	> Other Consumer Services 0.7%
233,000	Lifetime Fitness (a)
	Sport & Fitness Club Operator	10,657
		10,657
	> Other Durable Goods 0.6%
206,000	Cavco Industries (a)
	Manufactured Homes	9,453
		9,453
	> Casinos & Gaming 0.5%
698,000	Pinnacle Entertainment (a)
	Regional Casino Operator	8,550
		8,550
	> Nondurables 0.5%
262,000	Helen of Troy (a)
	Personal Care, Housewares, Healthcare & Home Environment Products	8,339
		8,339
	> Leisure Products 0.2%
230,000	Skullcandy (a)(b)
	Lifestyle Branded Headphones	3,163
		3,163
	> Educational Services 0.1%
37,350	ITT Educational Services (a)(b)
	Post-secondary Degree Services	1,204
		1,204
	> Food & Beverage —%
4,900	Annie’s (a)(b)
	Developer & Marketer of Natural & Organic Food	220
		220
Consumer Goods & Services: Total		233,537

Finance 13.2%
	> Banks 7.5%
833,000	MB Financial
	Chicago Bank	16,452
1,053,000	Associated Banc-Corp
	Midwest Bank	13,868
431,597	Lakeland Financial
	Indiana Bank	11,912
211,000	City National
	Bank & Asset Manager	10,869
170,000	SVB Financial Group (a)
	Bank to Venture Capitalists	10,278
251,000	Hancock Holding
	Gulf Coast Bank	7,768
1,478,200	First Busey
	Illinois Bank	7,214
641,750	Valley National Bancorp (b)
	New Jersey/New York Bank	6,430
535,000	TCF Financial
	Great Lakes Bank	6,388
834,000	First Commonwealth
	Western Pennsylvania Bank	5,880
844,000	TrustCo Bank
	New York State Bank	4,828
269,087	Eagle Bancorp (a)
	Metro D.C. Bank	4,499
178,826	Sandy Spring Bancorp
	Baltimore, D.C. Bank	3,442
210,000	CVB Financial
	Inland Empire Business Bank	2,507
217,117	Pacific Continental Bank
	Pacific Northwest Bank	1,939
105,700	Hudson Valley
	Metro New York City Bank	1,802
851,247	Guaranty Bancorp (a)
	Colorado Bank	1,720
90,000	TriCo Bancshares
	California Central Valley Bank	1,488
		119,284
	> Finance Companies 3.6%
315,000	World Acceptance (a)
	Personal Loans	21,247
389,000	Textainer Group Holdings (b)
	Top International Container Leasor	11,884
346,000	McGrath Rentcorp
	Temporary Space & IT Rentals	9,027
415,208	CAI International (a)
	International Container Leasing	8,520
397,172	H & E Equipment Services
	Heavy Equipment Leasing	4,814
100,000	Marlin Business Services
	Small Equipment Leasing	2,121
36,318	Regional Management (a)
	Consumer Loans	626
		58,239
	> Savings & Loans 1.1%
602,487	ViewPoint Financial
	Texas Thrift	11,550
144,000	Berkshire Hills Bancorp
	Northeast Thrift	3,295
173,073	Kaiser Federal
	Los Angeles Savings & Loan	2,611
		17,456
	> Brokerage & Money Management 0.5%
306,500	Eaton Vance
	Specialty Mutual Funds	8,876
		8,876
	> Insurance 0.5%
55,000	Allied World Holdings
	Commerical Lines Insurance/Reinsurance	4,249
39,000	Enstar Group (a)
	Insurance/Reinsurance & Related Services	3,886
		8,135
Finance: Total		211,990

Number of Shares		Value (000)
Health Care 10.6%
	> Biotechnology & Drug Delivery 6.8%
415,000	BioMarin Pharmaceutical (a)
	Biotech Focused on Orphan Diseases	$16,712
614,000	Seattle Genetics (a)(b)
	Antibody-based Therapies for Cancer	16,547
1,275,000	NPS Pharmaceuticals (a)
	Orphan Drugs & Healthy Royalties	11,794
466,000	ARIAD Pharmaceuticals (a)
	Biotech Focused on Cancer	11,289
421,000	Auxilium Pharmaceuticals (a)
	Biotech Focused on Niche Disease Areas	10,298
177,000	Synageva Biopharma (a)
	Biotech Focused on Orphan Diseases	9,457
643,000	Isis Pharmaceuticals (a)
	Biotech Pioneer in Antisense Drugs	9,047
75,000	Alexion Pharmaceuticals (a)
	Biotech Focused on Orphan Diseases	8,580
100,000	Onyx Pharmaceuticals (a)
	Commercial-stage Biotech Focused on Cancer	8,450
400,000	InterMune (a)
	Drugs for Pulmonary Fibrosis & Hepatitis C	3,588
259,000	Raptor Pharmaceutical (a)(b)
	Orphan Drug Company	1,440
815,900	Chelsea Therapeutics International (a)(b)
	Biotech Focused on Rare Diseases	979
18,181	Metabolex (a)(d)(e)
	Diabetes Drug Development	6
		108,187
	> Medical Supplies 1.5%
587,600	Cepheid (a)
	Molecular Diagnostics	20,278
53,000	Techne
	Cytokines, Antibodies & Other Reagents for Life Science	3,813
		24,091
	> Medical Equipment & Devices 1.4%
246,012	Sirona Dental Systems (a)
	Manufacturer of Dental Equipment	14,013
268,000	Hill-Rom Holdings
	Hospital Beds/Patient Handling	7,788
		21,801
	> Pharmaceuticals 0.6%
642,000	Akorn (a)
	Develops, Manufactures & Sells Specialty Generic Drugs	8,487
150,000	Horizon Pharma (a)
	Specialty Pharmaceutical Company	520
133,180	Alimera Sciences (a)(b)
	Ophthalmology-focused Pharmaceutical Company	344
		9,351
	> Health Care Services 0.3%
664,900	Health Management Associates (a)
	Non-urban Hospitals	5,579
		5,579
Health Care: Total		169,009

Other Industries 9.1%
	> Real Estate 8.1%
849,700	Ryman Hospitality Properties (a)
	Convention Hotels	33,589
915,000	Extra Space Storage
	Self Storage Facilities	30,424
625,000	DuPont Fabros Technology
	Technology-focused Office Buildings	15,781
561,200	Biomed Realty Trust
	Life Science-focused Office Buildings	10,506
783,000	Education Realty Trust
	Student Housing	8,535
540,000	Associated Estates Realty
	Multifamily Properties	8,186
1,380,000	Kite Realty Group
	Community Shopping Centers	7,038
958,000	DCT Industrial Trust
	Industrial Properties	6,198
100,000	Post Properties
	Multi-family Properties	4,796
200,000	St. Joe (a)(b)
	Florida Panhandle Landowner	3,900
		128,953
	> Transportation 1.0%
515,091	Rush Enterprises, Class A (a)	9,921
115,000	Rush Enterprises, Class B (a)
	Truck Sales & Service	1,933
128,000	World Fuel Services
	Global Fuel Broker	4,558
		16,412
Other Industries: Total		145,365

Energy & Minerals 4.8%
	> Oil Services 2.3%
725,000	Atwood Oceanics (a)
	Offshore Drilling Contractor	32,951
125,000	Hornbeck Offshore (a)
	Supply Vessel Operator in U.S. Gulf of Mexico	4,581
		37,532
	> Oil & Gas Producers 1.7%
133,000	SM Energy
	Oil & Gas Producer	7,197
129,000	Rosetta Resources (a)
	Oil & Gas Producer Exploring in South Texas & Montana	6,179
182,000	PDC Energy (a)
	Oil & Gas Producer in the U.S.	5,757
174,000	Approach Resources (a)
	Oil & Gas Producer in West Texas Permian	5,242

Number of Shares		Value (000)
	> Oil & Gas Producers—continued
510,000	Quicksilver Resources (a)(b)
	Natural Gas & Coal Seam Gas Producer	$2,086
262,200	Houston American Energy (a)(b)
	Oil & Gas Exploration/Production in Colombia	236
		26,697
	> Mining 0.8%
77,000	Core Labs (Netherlands)
	Oil & Gas Reservoir Consulting	9,354
600,000	Alexco Resource (a)
	Mining, Exploration & Environmental Services	2,604
180,000	Augusta Resource (a)(b)
	US Copper/Moly Mine	486
		12,444
Energy & Minerals: Total		76,673

Total Equities: 99.4% (Cost: $1,076,499)		1,590,446

Securities Lending Collateral 3.8%
60,481,550	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	60,482
Total Securities Lending Collateral: (Cost: $60,482)		60,482

Total Investments: 103.2% (Cost: $1,136,981)(g)(h)		1,650,928	(i)

Obligation to Return Collateral for Securities Loaned: (3.8)%		(60,482)

Cash and Other Assets Less Liabilities: 0.6%		9,482

Total Net Assets: 100.0%		$1,599,928

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $58,671.
(c)

An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Security	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/12	Value	Dividend
RCM Technologies	640,000	—	—	640,000	$3,481	$—
Total of Affiliated Transactions	640,000	—	—	640,000	$3,481	$—

The aggregate cost and value of these companies at September 30, 2012 were $3,624 and $3,481 respectively. Investments in affiliated companies represented 0.22% of the Funds total net assets at September 30, 2012.

(d)         Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2012, the market value of this security amounted to $6, which represented less than 0.01% of total net assets. Additional information on this security is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Metabolex	2/11/00	18,181	$2,000	$6
			$2,000	$6

(e)	Illiquid security.
(f)	Investment made with cash collateral received from securities lending activity.
(g)

At September 30, 2012, for federal income tax purposes, the cost of investments was $1,136,981 and net unrealized appreciation was $513,947 consisting of gross unrealized appreciation of $604,573 and gross unrealized depreciation of $90,626.

(h)	On September 30, 2012, the market value of foreign securities represented 1.32% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$9,354	0.58
Israel	8,135	0.51
India	3,676	0.23
Total Foreign Portfolio	$21,165	1.32

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

> Notes to Statement of Investments (dollar values in thousands)

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$473,423	$—	$—	$473,423
Industrial Goods & Services	280,449	—	—	280,449
Consumer Goods & Services	233,537	—	—	233,537
Finance	211,990	—	—	211,990
Health Care	169,003	—	6	169,009
Other Industries	145,365	—	—	145,365
Energy & Minerals	76,673	—	—	76,673
Total Equities	1,590,440	—	6	1,590,446
Total Securities Lending Collateral	60,482	—	—	60,482
Total Investments	$1,650,922	$—	$6	$1,650,928

There were no transfers of financial assets between levels 1 and 2 during the period.

> Notes to Statement of Investments (dollar values in thousands)

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Health Care	$27	$—	$(21)	$—	$—	$—	$—	$6
	$27	$—	$(21)	$—	$—	$—	$—	$6

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $21.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn International Select

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
	Equities: 88.8%
Asia 42.9%
	> Singapore 14.6%
13,130,000	Ascendas REIT
	Industrial Property Landlord	$25,718
20,395,000	Mapletree Industrial Trust
	Industrial Property Landlord	23,405
11,142,000	Mapletree Logistics Trust
	Industrial Property Landlord	10,189
		59,312
	> Taiwan 12.4%
11,103,000	Far EasTone Telecom
	Taiwan’s Third Largest Mobile Operator	27,399
3,810,000	Taiwan Mobile
	Taiwan’s Second Largest Mobile Operator	13,894
3,920,000	CTCI Corp
	International Engineering Firm	8,955
		50,248
	> Japan 10.9%
5,750,000	Seven Bank
	ATM Processing Services	17,545
13,964	Jupiter Telecommunications
	Largest Cable Service Provider in Japan	14,171
869,000	Start Today (a)
	Online Japanese Apparel Retailer	12,414
		44,130
	> Indonesia 2.7%
11,136,600	Archipelago Resources (b)
	Gold Mining Projects in Indonesia, Vietnam & the Philippines	10,790
		10,790
	> China 2.2%
2,839,000	Zhaojin Mining Industry
	Gold Mining & Refining in China	5,142
2,956,000	Want Want
	Chinese Branded Consumer Food Company	3,763
1,000	NetEase.com - ADR (b)
	Chinese Online Gaming Services	56
		8,961
	> Korea 0.1%
28,690	Hite Jinro
	Leading Beer & Spirits Manufacturer	628
		628
Asia: Total		174,069

Other Countries 28.2%
	> Australia 10.6%
11,089,000	Commonwealth Property Office Fund
	Australia Prime Office REIT	11,880
3,461,296	Challenger Financial
	Largest Annuity Provider	11,650
1,058,050	UGL (a)
	Engineering & Facilities Management	11,446
1,652,046	IAG
	General Insurance Provider	7,451
95,201	Regis Resources
	Gold Mining in Australia	560
		42,987
	> Canada 8.2%
464,000	Goldcorp
	Gold Mining	21,274
213,503	Central Fund of Canada
	Allocated Gold & Silver Closed-end Fund	5,084
290,000	Kirkland Lake Gold
	Gold Mining	3,516
91,400	CCL Industries
	Leading Global Label Manufacturer	3,377
		33,251
	> South Africa 6.3%
4,798,015	Rand Merchant Insurance
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	12,412
1,001,517	Adcock Ingram Holdings
	Manufacturer of Pharmaceuticals & Medical Supplies	7,146
95,700	Naspers
	Media in Africa, China, Russia & Other Emerging Markets	5,921
		25,479
	> United States 1.7%
94,000	Atwood Oceanics (b)
	Offshore Drilling Contractor	4,272
52,000	SM Energy
	Oil & Gas Producer	2,814
		7,086
	> Israel 1.0%
349,000	Israel Chemicals
	Producer of Potash, Phosphates, Bromine & Specialty Chemicals	4,239
		4,239
	> New Zealand 0.4%
744,857	Telecom NZ
	Primary Telecom Operator	1,466
		1,466
Other Countries: Total		114,508

Europe 9.7%
	> Germany 3.0%
538,000	Wirecard
	Online Payment Processing & Risk Management	12,355
		12,355
	> United Kingdom 1.8%
296,000	JLT Group
	International Business Insurance Broker	3,659
79,000	Intertek Group
	Testing, Inspection, Certification Services	3,495
		7,154

Number of Shares		Value (000)
	> Iceland 1.1%
3,958,835	Marel
	Largest Manufacturer of Poultry & Fish Processing Equipment	$4,301
		4,301
	> Switzerland 1.0%
19,800	Partners Group
	Private Markets Asset Management	4,120
		4,120
	> Sweden 1.0%
192,000	Hexagon
	Design, Measurement & Visualization Software & Equipment	4,115
		4,115
	> Denmark 0.8%
125,000	Novozymes
	Industrial Enzymes	3,445
		3,445
	> Netherlands 0.8%
123,416	Imtech
	Electromechanical & Information Communications Technology Installation & Maintenance	3,258
		3,258
	> France 0.2%
7,031	Gemalto
	Digital Security Solutions	618
		618
Europe: Total		39,366

Latin America 8.0%
	> Mexico 5.4%
745,000	Fresnillo
	Silver & Metal Byproduct Mining in Mexico	22,292
		22,292
	> Guatemala 2.0%
401,000	Tahoe Resources (b)
	Silver Project in Guatemala	8,166
		8,166
	> Uruguay 0.5%
191,666	Union Agriculture Group (b)(c)(d)
	Farmland Operator in Uruguay	1,988
		1,988
	> Colombia 0.1%
1,880,000	Santa Maria Petroleum (b)(c)
	Explores for Oil & Gas in Latin America	257
		257
Latin America: Total		32,703

Total Equities: 88.8% (Cost: $284,437)		360,646

Securities Lending Collateral 3.0%
12,212,336	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (e)	12,212
Total Securities Lending Collateral: (Cost: $12,212)		12,212

Total Investments: 91.8% (Cost: $296,649)(f)(g)		372,858	(h)

Obligation to Return Collateral for Securities Loaned: (3.0)%		(12,212)

Cash and Other Assets Less Liabilities: 11.2%		45,468

Total Net Assets: 100.0%		$406,114

ADR - American Depositary Receipts

REIT - Real Estate Investment Trust

> Notes to Statement of Investments (dollar values in thousands)

(a)	All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $11,576.
(b)	Non-income producing security.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2012, the market value of these securities amounted to $2,245, which represented 0.55% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	191,666	$2,200	$1,988
Santa Maria Petroleum	1/14/11	1,880,000	2,376	257
			$4,576	$2,245

> Notes to Statement of Investments (dollar values in thousands)

(d)	Illiquid security.
(e)	Investment made with cash collateral received from securities lending activity.
(f)

At September 30, 2012, for federal income tax purposes, the cost of investments was $296,649 and net unrealized appreciation was $76,209 consisting of gross unrealized appreciation of $84,702 and gross unrealized depreciation of $8,493.

(g)	On September 30, 2012, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Singapore Dollar	$59,312	14.6
Taiwan Dollar	50,248	12.4
Japanese Yen	44,130	10.9
Australian Dollar	42,987	10.6
British Pound	40,236	9.9
United States Dollar	35,488	8.7
South African Rand	25,479	6.3
Other currencies less than 5% of total net assets	62,766	15.4
Total Portfolio	$360,646	88.8

(h)	Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At September 30, 2012, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation/ (Depreciation)
USD	ZAR	165,352	$20,000	10/15/12	$170

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD - United States Dollar

ZAR - South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$56	$174,013	$—	$174,069
Other Countries	40,337	74,171	—	114,508
Europe	—	39,366	—	39,366
Latin America	8,166	22,549	1,988	32,703
Total Equities	48,559	310,099	1,988	360,646
Total Securities Lending Collateral	12,212	—	—	12,212
Total Investments	$60,771	$310,099	$1,988	$372,858
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	170	—	170
Total Investments	$60,771	$310,269	$1,988	$373,028

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Latin America	$1,828	$—	$160	$—	$—	$—	$—	$1,988
	$1,828	$—	$160	$—	$—	$—	$—	$1,988

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $160.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

Columbia Acorn Select

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
	Equities: 96.3%
Industrial Goods & Services 21.5%
	> Machinery 17.0%
1,860,000	Ametek
	Aerospace/Industrial Instruments	$65,937
1,110,000	Donaldson
	Industrial Air Filtration	38,528
605,000	Pall
	Life Science, Water & Industrial Filtration	38,412
835,000	Kennametal
	Consumable Cutting Tools	30,962
220,000	Nordson
	Dispensing Systems for Adhesives & Coatings	12,896
		186,735
	> Outsourcing Services 2.2%
955,000	Quanta Services (a)
	Electrical & Telecom Construction Services	23,588
		23,588
	> Industrial Materials & Specialty Chemicals 1.5%
300,000	FMC Corporation
	Niche Specialty Chemicals	16,614
		16,614
	> Other Industrial Services 0.8%
230,000	Expeditors International of Washington
	International Freight Forwarder	8,363
		8,363
Industrial Goods & Services: Total		235,300

Information 19.9%
	> Mobile Communications 7.1%
680,000	Crown Castle International (a)
	Communications Towers	43,588
455,000	SBA Communications (a)
	Communications Towers	28,620
12,000,000	Globalstar (a)
	Satellite Mobile Voice & Data Carrier	5,520
		77,728
	> Computer Services 3.1%
3,300,000	WNS - ADR (India) (a)(b)
	Offshore BPO (Business Process Outsourcing) Services	33,792
		33,792
	> Computer Hardware & Related Equipment 2.9%
540,000	Amphenol
	Electronic Connectors	31,795
		31,795
	> Contract Manufacturing 1.9%
2,415,000	Sanmina-SCI (a)
	Electronic Manufacturing Services	20,503
		20,503
	> Instrumentation 1.9%
120,000	Mettler-Toledo International (a)
	Laboratory Equipment	20,489
		20,489
	> Business Software 1.7%
167,000	Concur Technologies (a)
	Web-enabled Cost & Expense Management Software	12,313
95,000	Ansys (a)
	Simulation Software for Engineers & Designers	6,973
		19,286
	> Telecommunications Equipment 0.8%
80,000	F5 Networks (a)
	Internet Traffic Management Equipment	8,376
		8,376
	> Semiconductors & Related Equipment 0.5%
1,140,000	Atmel (a)
	Microcontrollers, Radio Frequency & Memory Semiconductors	5,996
		5,996
Information: Total		217,965

Finance 17.0%
	> Credit Cards 6.2%
1,700,000	Discover Financial Services
	Credit Card Company	67,541
		67,541
	> Insurance 5.6%
6,315,000	CNO Financial Group
	Life, Long-term Care & Medical Supplement Insurance	60,939
		60,939
	> Banks 3.7%
520,000	City National
	Bank & Asset Manager	26,785
1,075,000	Associated Banc-Corp
	Midwest Bank	14,158
		40,943
	> Brokerage & Money Management 1.5%
775,000	SEI Investments
	Mutual Fund Administration & Investment Management	16,624
		16,624
Finance: Total		186,047

Consumer Goods & Services 15.4%
	> Travel 6.3%
4,020,000	Hertz (a)
	Largest U.S. Rental Car Operator	55,194
235,000	Vail Resorts
	Ski Resort Operator & Developer	13,548
		68,742

Number of Shares		Value (000)
	> Retail 4.2%
288,000	lululemon athletica (a)
	Premium Active Apparel Retailer	$21,295
455,000	Abercrombie & Fitch
	Teen Apparel Retailer	15,434
149,000	Tiffany & Co.
	Luxury Good Retailer	9,220
		45,949
	> Apparel 2.6%
515,000	Coach
	Designer & Retailer of Branded Leather Accessories	28,850
		28,850
	> Casinos & Gaming 1.4%
208,000,000	RexLot Holdings (China)
	Lottery Equipment Supplier in China	15,771
		15,771
	> Educational Services 0.7%
223,000	ITT Educational Services (a)(c)
	Post-secondary Degree Services	7,187
		7,187
	> Other Consumer Services 0.2%
1,300,000	IFM Investments (Century 21 China RE) - ADR (China) (a)(b)
	Provide Real Estate Services in China	2,405
		2,405
	> Food & Beverage —%
1,500,000	GLG Life Tech (Canada) (a)(d)
	Produce an All-natural Sweetener Extracted from the Stevia Plant	204
		204
Consumer Goods & Services: Total		169,108

Energy & Minerals 9.8%
	> Oil & Gas Producers 6.1%
1,035,000	Pacific Rubiales Energy (Colombia) (c)
	Oil Production & Exploration in Colombia	24,730
29,187,400	Canacol (Colombia) (a)
	Oil Producer in South America	14,251
27,100,000	Shamaran Petroleum (Iraq) (a)
	Oil Exploration in Kurdistan	11,991
33,700,000	Petrodorado Energy (Colombia) (a)(b)	6,170
17,144,000	Petrodorado Energy - Warrants (Colombia) (a)(e)
	Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	84
24,000,000	Canadian Overseas Petroleum (United Kingdom) (a)(e)	4,922
12,000,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a)(d)(e)
	Oil & Gas Exploration/Production in the North Sea	314
17,575,000	Petromanas (Canada) (a)
	Exploring for Oil in Albania	3,575
1,455,000	Houston American Energy (a)(c)
	Oil & Gas Exploration/Production in Colombia	1,309
		67,346
	> Agricultural Commodities 1.6%
1,742,424	Union Agriculture Group (Uruguay) (a)(d)(e)
	Farmland Operator in Uruguay	18,069
		18,069
	> Mining 1.0%
925,000	Kirkland Lake Gold (Canada) (a)
	Gold Mining	11,216
		11,216
	> Alternative Energy 0.8%
1,774,561	Canadian Solar (China) (a)(c)
	Solar Cell & Module Manufacturer	4,951
2,200,000	Synthesis Energy Systems (China) (a)
	Owner/Operator of Gasification Plants	2,904
1,165,000	Real Goods Solar (a)
	Residential Solar Energy Installer	816
		8,671
	> Oil Services 0.3%
11,705,300	Tuscany International Drilling (Colombia) (a)
	South America Based Drilling Rig Contractor	2,738
		2,738
Energy & Minerals: Total		108,040

Other Industries 7.8%
	> Real Estate 6.7%
900,000	Ryman Hospitality Properties
	Convention Hotels	35,577
1,375,000	Biomed Realty Trust
	Life Science-focused Office Buildings	25,740
475,000	DuPont Fabros Technology
	Technology-focused Office Buildings	11,994
		73,311
	> Regulated Utilities 1.1%
316,000	Wisconsin Energy
	Wisconsin Utility	11,904
		11,904
Other Industries: Total		85,215

Health Care 4.9%
	> Biotechnology & Drug Delivery 2.5%
1,875,000	NPS Pharmaceuticals (a)
	Orphan Drugs & Healthy Royalties	17,344
383,000	Seattle Genetics (a)(c)
	Antibody-based Therapies for Cancer	10,322
		27,666

Number of Shares		Value (000)
	> Medical Supplies 2.4%
190,000	Henry Schein (a)
	Largest Distributor of Healthcare Products	$15,061
320,000	Cepheid (a)
	Molecular Diagnostics	11,043
		26,104
Health Care: Total		53,770

Total Equities: 96.3% (Cost: $735,905)		1,055,445

Securities Lending Collateral 1.7%
18,753,371	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (f)	18,753
Total Securities Lending Collateral: (Cost: $18,753)		18,753

Total Investments: 98.0% (Cost: $754,658)(g)(h)		1,074,198	(i)

Obligation to Return Collateral for Securities Loaned: (1.7)%		(18,753)

Cash and Other Assets Less Liabilities: 3.7%		40,526

Total Net Assets: 100.0%		$1,095,971

ADR - American Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)         Non-income producing security.

(b)         An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Holdings and transactions in these affiliated companies during the period ended September 30, 2012, are as follows:

Security	Balance of Shares Held 12/31/11	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/12	Value	Dividend
Canacol*	31,372,300	—	2,184,900	29,187,400	$14,251	$—
Canadian Overseas Petroleum*	24,000,000	—	—	24,000,000	4,922	—
Canadian Solar*	2,700,000	601,200	1,526,639	1,774,561	4,951	—
Eacom Timber*	36,000,000	—	36,000,000	—	—	—
GLG Life Tech*	1,850,000	—	350,000	1,500,000	204	—
IFM Investments (Century 21 China RE) - ADR**	3,430,000	302,000	2,432,000	1,300,000	2,405	—
Petrodorado Energy	34,700,000	—	1,000,000	33,700,000	6,170	—
Real Goods Solar*	1,500,000	—	335,000	1,165,000	816	—
Sanmina-SCI*	6,100,000	—	3,685,000	2,415,000	20,503	—
Synthesis Energy Systems*	2,950,372	—	750,372	2,200,000	2,904	—
VisionChina Media - ADR*	7,000,000	—	7,000,000	—	—	—
WNS - ADR	4,254,230	—	954,230	3,300,000	33,792	—
Total of Affiliated Transactions	155,856,902	903,200	56,218,141	100,541,961	$90,918	$—

*                 At September 30, 2012, the Fund owned less than five percent of the company’s outstanding voting shares.

**          Includes the effects of a 1:3 reverse stock split.

> Notes to Statement of Investments (dollar values in thousands)

The aggregate cost and value of these companies at September 30, 2012, were $60,067 and $42,367, respectively. Investments in affiliated companies represented 3.87% of the Fund’s total net assets at September 30, 2012.

(c)          All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $17,719.

(d)         Illiquid security.

(e)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2012, the market value of these securities amounted to $23,389, which represented 2.13% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value
Union Agriculture Group	12/8/10-6/27/12	1,742,424	$20,000	$18,069
Canadian Overseas Petroleum	11/24/10	24,000,000	10,260	4,922
Canadian Overseas Petroleum - Warrants	11/24/10	12,000,000	1,502	314
Petrodorado Energy - Warrants	11/20/09	17,144,000	2,118	84
			$33,880	$23,389

(f)           Investment made with cash collateral received from securities lending activity.

(g)          At September 30, 2012, for federal income tax purposes, the cost of investments was $754,658 and net unrealized appreciation was $319,540 consisting of gross unrealized appreciation of $407,538 and gross unrealized depreciation of $87,998.

(h)         On September 30, 2012, the market value of foreign securities represented 14.42% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Colombia	$47,973	4.38
India	33,792	3.08
China	26,031	2.37
Uruguay	18,069	1.65
Canada	14,995	1.37
Iraq	11,991	1.09
United Kingdom	5,236	0.48
Total Foreign Portfolio	$158,087	14.42

(i)             Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

> Notes to Statement of Investments (dollar values in thousands)

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$235,300	$—	$—	$235,300
Information	217,965	—	—	217,965
Finance	186,047	—	—	186,047
Consumer Goods & Services	153,133	15,975	—	169,108
Energy & Minerals	84,651	5,320	18,069	108,040
Other Industries	85,215	—	—	85,215
Health Care	53,770	—	—	53,770
Total Equities	1,016,081	21,295	18,069	1,055,445
Total Securities Lending Collateral	18,753	—	—	18,753
Total Investments	$1,034,834	$21,295	$18,069	$1,074,198

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes. Securities which have halted or temporarily stopped trading are valued at the last sale and adjusted by a premium or a discount to account for the anticipated re-opening price. These adjustments are determined by the investment manager’s experience with similar securities or situations.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$—	$1,665	$1,665	$—

Financial assets were transferred from Level 1 to Level 2 as trading halted during the period.

The following table reconciles asset balances for the period ending September 30, 2012, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2011	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2012
Equities
Energy & Materials	$16,617	$—	$1,452	$—	$—	$—	$—	$18,069
	$16,617	$—	$1,452	$—	$—	$—	$—	$18,069

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized appreciation attributed to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $1,452.

> Notes to Statement of Investments (dollar values in thousands)

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/12	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	18,069	Market comparable companies	Discount for lack of marketability	-3% to -18% (-8%)

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include but are not limited to trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement. Generally, a change in estimated earnings of a company may result in a change to the comparable companies and market multiples utilized.

Columbia Thermostat Fund

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
	> Affiliated Bond Funds: 58.8%
20,114,242	Columbia Intermediate Bond Fund, Class I	$193,097
11,739,324	Columbia Income Opportunities Fund, Class I	116,102
6,599,493	Columbia U.S. Treasury Index Fund, Class I	77,148
Total Bond Funds: (Cost: $378,305)		386,347

	> Affiliated Stock Funds: 39.0%
1,287,341	Columbia Acorn International, Class I	51,288
3,391,313	Columbia Dividend Income Fund, Class I	51,107
1,234,663	Columbia Acorn Fund, Class I (a)	38,521
2,360,991	Columbia Contrarian Core Fund, Class I	38,437
969,968	Columbia Acorn Select, Class I (a)	25,801
1,827,988	Columbia Select Large Cap Growth Fund, Class I (a)	25,701
1,768,460	Columbia Large Cap Enhanced Core Fund, Class I	25,643
Total Stock Funds: (Cost: $219,359)		256,498

Total Investments: 97.8% (Cost: $597,664)(b)		642,845	(c)

Cash and Other Assets Less Liabilities: 2.2%		14,281

Total Net Assets: 100.0%		$657,126

> Notes to Statement of Investments (dollar values in thousands)

(a)         Non-income producing security.

(b)         At September 30, 2012, for federal income tax purposes, the cost of investments was $597,664 and net unrealized appreciation was $45,181 consisting of gross unrealized appreciation of $45,181 and gross unrealized depreciation of $0.

(c)          Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose NAVs are published each day. Typical Level 2 securities include short-term investments valued at amortized cost.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Bond Funds	$386,347	$—	$—	$386,347
Total Stock Funds	256,498	—	—	256,498
Total Investments	$642,845	$—	$—	$642,845

There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn Emerging Markets Fund

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
	Equities: 95.8%
Asia 60.1%
	> Taiwan 15.5%
81,762	CTCI Corp
	International Engineering Firm	$187
74,126	Far EasTone Telecom
	Taiwan’s Third Largest Mobile Operator	183
19,307	PC Home
	Taiwanese Internet Retail Company	109
8,000	St. Shine Optical
	World’s Leading Disposable Contact Lens Original Equipment Manufacturer (OEM)	103
15,576	Simplo Technology
	Battery Packs for Notebook & Tablet PCs	93
42,990	Chroma Ate
	Automatic Test Systems, Testing & Measurement Instruments	90
22,169	Advantech
	Industrial PC & Components	81
20,500	Lung Yen
	Funeral Services & Columbaria	70
28,300	Tripod Technologies
	Printed Circuit Boards (PCB)	69
15,735	Radiant Opto-Electronics
	LCD Back Light Units & Modules	68
29,689	Taiwan Hon Chuan
	Beverage Packaging (Bottles, Caps, Labels) Manufacturer	65
		1,118
	> Indonesia 12.9%
537,609	Tower Bersama Infrastructure (a)
	Communications Towers	250
369,019	Ace Indonesia
	Home Improvement Retailer	237
191,539	Archipelago Resources (a)
	Gold Mining Projects in Indonesia, Vietnam & the Philippines	185
102,764	Surya Citra Media
	Free to Air TV in Indonesia	118
364,000	MNC Skyvision (a)
	Largest Satellite Pay TV Operator in Indonesia	79
28,000	Mayora Indah
	Consumer Branded Food Manufacturer	65
		934
	> Hong Kong 7.3%
56,589	Lifestyle International
	Mid- to High-end Department Store Operator in Hong Kong & China	117
8,650	Melco Crown Entertainment - ADR (a)
	Macau Casino Operator	117
128,862	Melco International
	Macau Casino Operator	114
31,027	AAC Technologies
	Miniature Acoustic Components	111
99,799	Sasa International
	Cosmetics Retailer	68
		527
	> India 7.1%
12,216	United Breweries
	India’s Largest Brewer	151
46,045	Adani Ports & Special Economic Zone
	Indian West Coast Shipping Port	111
61,400	Redington India
	Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	91
16,080	Titan Industries
	Jewlery, Watches, Eyeglasses	80
1,005	TTK Prestige (a)
	Branded Cooking Equipment	71
5,328	Jain Irrigation Systems
	Agricultural Micro-irrigation Systems & Food Processing	7
		511
	> China 5.8%
1,575,000	RexLot Holdings
	Lottery Equipment Supplier in China	120
61,151	Digital China
	IT Distribution & Systems Integration Services	97
1,549	NetEase.com - ADR (a)
	Chinese Online Gaming Services	87
212,000	AMVIG Holdings
	Chinese Tobacco Packaging Material Supplier	63
1,254	51job - ADR (a)
	Integrated Human Resource Services	56
		423
	> Cambodia 3.3%
420,000	Nagacorp
	Casino/Entertainment Complex in Cambodia	235
		235
	> Philippines 2.9%
44,487	Int’l Container Terminal
	Container Handling Terminals & Port Management	75
109,465	Manila Water Company
	Water Utility Company in Philippines	71
195,818	SM Prime Holdings
	Shopping Mall Operator	67
		213
	> Thailand 1.9%
310,000	Home Product Center
	Home Improvement Retailer	131
7,700	Samui Airport Property Fund (a)
	Thai Airport Operator	4
		135
	> Mongolia 1.6%
255,100	Mongolian Mining (a)
	Coking Coal Mining in Mongolia	116
		116
	> Singapore 0.9%
32,000	Petra Foods
	Cocoa Processor & Chocolate Manufacturer	64
		64

Number of Shares		Value (000)
	> Japan 0.9%
5,760	Kansai Paint
	Paint Producer in Japan, India, China & Southeast Asia	$64
		64
Asia: Total		4,340

Other Countries 14.6%
	> South Africa 9.5%
75,000	Rand Merchant Insurance
	Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	194
47,172	Coronation Fund Managers
	South African Fund Manager	176
5,847	Massmart Holdings
	General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	117
5,897	Mr. Price
	South African Retailer of Apparel, Household & Sporting Goods	89
10,076	Adcock Ingram Holdings
	Manufacturer of Pharmaceuticals & Medical Supplies	72
10,854	Northam Platinum
	Platinum Mining in South Africa	39
		687
	> Canada 2.6%
7,801	Alliance Grain Traders
	Global Leader in Pulse Processing & Distribution	114
36,607	Americas Petrogas (a)
	Oil & Gas Exploration in Argentina, Potash in Peru	69
		183
	> United States 2.5%
4,404	Textainer Group Holdings
	Top International Container Leasor	135
952	Atwood Oceanics (a)
	Offshore Drilling Contractor	43
		178
Other Countries: Total		1,048

Europe 11.5%
	> Sweden 2.6%
8,731	Hexagon
	Design, Measurement & Visualization Software & Equipment	187
		187
	> Kazakhstan 2.2%
23,202	Halyk Savings Bank of Kazakhstan - GDR (a)
	Largest Retail Bank & Insurer in Kazakhstan	163
		163
	> Switzerland 2.2%
1,320	Dufry Group (a)
	Operates Airport Duty Free & Duty Paid Shops	158
		158
	> Czech Republic 1.6%
574	Komercni Banka
	Leading Czech Universal Bank	114
		114
	> Italy 1.1%
7,631	Pirelli
	Global Tire Supplier	82
		82
	> Germany 0.9%
962	Dürr
	Automotive Plant Engineering & Associated Capital Equipment	64
		64
	> France 0.9%
1,333	Compagnie Française de l’Afrique Occidentale
	African Wholesaler & Distributor	64
		64
Europe: Total		832

Latin America 9.6%
	> Brazil 5.1%
8,000	Localiza Rent A Car
	Car Rental	139
4,200	Multiplus
	Loyalty Program Operator in Brazil	85
12,425	MRV Engenharia
	Brazilan Property Developer	74
4,622	Arcos Dorados (b)
	McDonald’s Master Franchise for Latin America	71
		369
	> Mexico 3.2%
1,808	Grupo Aeroportuario del Sureste - ADR
	Mexican Airport Operator	160
38,000	Genomma Lab International (a)
	Develops, Markets & Distributes Consumer Products	74
		234
	> Chile 1.0%
34,333	Viña Concha y Toro
	Global Branded Wine Manufacturer	71
		71
	> Argentina 0.3%
81,500	Madalena Ventures (a)
	Oil & Gas Exploration in Argentina	20
		20
Latin America: Total		694

Total Equities: 95.8% (Cost: $6,241)		6,914

Number of Shares		Value (000)
Securities Lending Collateral 0.7%
53,550	Dreyfus Government Cash Management Fund (7 day yield of 0.01%) (c)	$54
Total Securities Lending Collateral: (Cost: $54)		54

Total Investments: 96.5% (Cost: $6,295)(d)(e)		6,968	(f)

Obligation to Return Collateral for Securities Loaned: (0.7)%		(54)

Cash and Other Assets Less Liabilities: 4.2%		305

Total Net Assets: 100.0%		$7,219

ADR - American Depositary Receipts

GDR - Global Depositary Receipts

> Notes to Statement of Investments (dollar values in thousands)

(a)         Non-income producing security.

(b)         All or a portion of this security was on loan at September 30, 2012. The total market value of securities on loan at September 30, 2012 was $52.

(c)          Investment made with cash collateral received from securities lending activity.

(d)         At September 30, 2012, for federal income tax purposes, the cost of investments was $6,295 and net unrealized appreciation was $673 consisting of gross unrealized appreciation of $1,034 and gross unrealized depreciation of $361.

(e)          On September 30, 2012, the Fund’s total investments were denominated in currencies as follows:

Country	Value	Percentage of Net Assets
Taiwan Dollar	$1,118	15.5
Hong Kong Dollar	1,042	14.4
United States Dollar	831	11.5
Indonesian Rupiah	749	10.4
South African Rand	687	9.5
Indian Rupee	511	7.1
Other currencies less than 5% of total net assets	1,976	27.4
Total Portfolio	$6,914	95.8

(f)           Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

> Notes to Statement of Investments (dollar values in thousands)

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$260	$4,080	$—	$4,340
Other Countries	361	687	—	1,048
Europe	—	832	—	832
Latin America	694	—	—	694
Total Equities	1,315	5,599	—	6,914
Total Securities Lending Collateral	54	—	—	54
Total Investments	$1,369	$5,599	$—	$6,968

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Columbia Acorn European Fund

Statement of Investments (Unaudited), September 30, 2012

Number of Shares		Value (000)
Equities: 92.2%
Europe 88.8%
	> United Kingdom 20.4%
22,220	Charles Taylor
	Insurance Services	$65
6,990	Domino’s Pizza UK & Ireland
	Pizza Delivery in the UK, Ireland & Germany	60
2,000	Rightmove
	Internet Real Estate Listings	51
1,100	Asos
	Internet-based Retailer to Hipsters Up to Age 35	39
3,500	WH Smith
	Newsprint, Books & General Stationery Retailer	36
3,180	Shaftesbury
	London Prime Retail REIT	27
700	Aggreko
	Temporary Power & Temperature Control Services	26
25,000	Ocado
	Leading Online Grocery Retailer	26
3,200	Greggs
	Bakery	26
660	Rotork
	Valve Actuators for Oil & Water Pipelines	24
7,480	BBA Aviation
	Aviation Support Services	24
700	Spirax Sarco
	Steam Systems for Manufacturing & Process Industries	24
1,827	JLT Group
	International Business Insurance Broker	22
500	Intertek Group
	Testing, Inspection, Certification Services	22
5,768	Elementis
	Clay-based Additives	22
3,190	Abcam
	Online Sales of Antibodies	21
2,315	Premier Oil (a)
	Oil & Gas Producer in Europe, Pakistan & Asia	13
		528
	> France 13.9%
570	Eurofins Scientific
	Food, Pharmaceuticals & Materials Screening & Testing	81
900	Gemalto
	Digital Security Solutions	79
1,600	1000 mercis
	Interactive Advertising & Marketing	77
516	Norbert Dentressangle
	Leading European Logistics & Transport Group	35
600	Neopost
	Postage Meter Machines	33
1,300	Saft
	Niche Battery Manufacturer	30
9,900	Hi-Media (a)
	Online Advertiser in Europe	25
		360
	> Netherlands 11.8%
3,400	Aalberts Industries
	Flow Control & Heat Treatment	61
2,011	UNIT4
	Business Software Development	54
1,499	Imtech
	Electromechanical & Information Communications Technology Installation & Maintenance	40
1,680	Arcadis
	Engineering Consultants	36
1,517	TKH Group
	Dutch Industrial Conglomerate	32
400	Vopak
	World’s Largest Operator of Petroleum & Chemical Storage Terminals	28
230	Core Labs
	Oil & Gas Reservoir Consulting	28
975	Koninklijke TenCate
	Advanced Textiles & Industrial Fabrics	22
568	BinckBank
	Discount Brokerage & Asset Management	4
		305
	> Germany 10.3%
3,250	Wirecard
	Online Payment Processing & Risk Management	75
170	Rational
	Commercial Ovens	43
575	Dürr
	Automotive Plant Engineering & Associated Capital Equipment	38
375	Bertrandt
	Outsourced Engineering	28
980	NORMA Group
	Clamps for Automotive & Industrial Applications	26
500	Stratec Biomedical Systems
	Diagnostic Instrumentation	23
590	CTS Eventim
	Event Ticket Sales	17
147	Pfeiffer Vacuum
	Vacuum Pumps	16
		266
	> Switzerland 10.0%
345	Geberit
	Plumbing Supplies	75
290	Partners Group
	Private Markets Asset Management	60
480	Dufry Group (a)
	Operates Airport Duty Free & Duty Paid Shops	57
21	Sika
	Chemicals for Construction & Industrial Applications	43
420	Zehnder
	Radiators & Heat Recovery Ventilation Systems	25
		260

Number of Shares		Value (000)
	> Sweden 5.9%
3,370	Hexagon
	Design, Measurement & Visualization Software & Equipment	$72
4,570	Sweco
	Engineering Consultants	48
1,200	Unibet
	European Online Gaming Operator	34
		154
	> Italy 5.0%
13,500	Geox
	Apparel & Shoe Maker	36
300	Tod’s
	Leather Shoes & Bags	32
2,800	Pirelli
	Global Tire Supplier	30
4,400	Fiat
	Leading Automotive Manufacturer in the U.S., Latin America & Italy	24
8,066	CIR
	Italian Holding Company	9
		131
	> Norway 2.0%
5,310	Atea
	Leading Nordic IT Hardware/Software Reseller & Installation Company	52
		52
	> Iceland 1.8%
43,750	Marel
	Largest Manufacturer of Poultry & Fish Processing Equipment	47
		47
	> Portugal 1.4%
13,480	Redes Energéticas Nacionais
	Portuguese Power Transmission & Gas Transportation	35
		35
	> Belgium 1.4%
630	EVS Broadcast Equipment
	Digital Live Mobile Production Software & Systems	35
		35
	> Poland 1.2%
4,000	FX Energy (a)
	Oil & Gas Producer in Poland	30
		30
	> Czech Republic 1.1%
140	Komercni Banka
	Leading Czech Universal Bank	28
		28
	> Russia 0.9%
1,000	Yandex (a)
	Search Engine for Russian & Turkish Languages	24
		24
	> Denmark 0.8%
400	Solar
	Technical Wholesaler of Electrical, Plumbing & HVAC Equipment	22
		22
	> Finland 0.7%
1,000	Stockmann
	Department Store & Fashion Retailer in Scandinavia & Russia	19
		19
	> Ireland 0.2%
85	Paddy Power
	Irish Betting Services	6
		6
Europe: Total		2,302

Other Countries 2.1%
	> Canada 1.3%
2,270	Alliance Grain Traders
	Global Leader in Pulse Processing & Distribution	34
		34
	> United States 0.8%
2,550	Velti (a)
	Mobile Marketing Software Platform	21
		21
Other Countries: Total		55

Asia 1.3%
	> Hong Kong 1.3%
13,000	L’Occitane International
	Skin Care & Cosmetics Producer	34
		34
Asia: Total		34

Total Equities: 92.2% (Cost: $2,157)		2,391

Total Investments: 92.2% (Cost: $2,157)(b)(c)		2,391	(d)

Cash and Other Assets Less Liabilities: 7.8%		201

Total Net Assets: 100.0%		$2,592

REIT - Real Estate Investment Trust

> Notes to Statement of Investments (dollar values in thousands)

(a)         Non-income producing security.

(b)         At September 30, 2012, for federal income tax purposes, the cost of investments was $2,157 and net unrealized appreciation was $234 consisting of gross unrealized appreciation of $306 and gross unrealized depreciation of $72.

(c)          On September 30, 2012, the Fund’s total investments were denominated in currencies as follows:

Country	Value	Percentage of Net Assets
Euro	$1,128	43.5
British Pound	528	20.4
Swiss Franc	261	10.1
Swedish Krona	154	5.9
Other currencies less than 5% of total net assets	320	12.3
Total Portfolio	$2,391	92.2

(d)         Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by GAAP. These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, and to review the continuing appropriateness of the current value of any security subject to the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies). The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

> Notes to Statement of Investments (dollar values in thousands)

The following table summarizes the inputs used, as of September 30, 2012, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Europe	$82	$2,220	$—	$2,302
Other Countries	55	—	—	55
Asia	—	34	—	34
Total Equities	137	2,254	—	2,391
Total Investments	$137	$2,254	$—	$2,391

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels 1 and 2 during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 20, 2012

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 20, 2012